CHECK WRITING SIGNATURE CARD                                   UST MASTER FUNDS

By signing on the reverse, I/we hereby appoint as agent United States Trust Company of New York ("U.S. Trust") and, as such agent, U.S. Trust is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Service Company ("CGFSC"), the transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that U.S. Trust and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to U.S. Trust's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

--------------------------------------------------------------------------------

Account Number ____________________________

_____________________ _______________ _____
Last Name             First           M.I.

_____________________ _______________ _____
Last Name             First           M.I.


By signing this Signature Card, the undersigned agree(s) that the UST Master Funds check writing privileges will be subject to the instructions and rules of Master Fund, Master Tax-Exempt Fund and U.S. Trust, as now in effect and as amended from time to time, as they pertain to the use of redemption checks. (Please use black ink)


-------------------------------------------
Signature

-------------------------------------------
Joint Signature


FUND
----

[_] Money Fund  [_] Short-Term
                    Tax-Exempt Fund

[_] Government  [_] Treasury
    Money Fund      Money Fund




[_] Check here if both signatures required on checks.
[_] Check here if only one signature required on checks.
If neither box is checked, all checks will require both signatures.


                                                                UST MASTER FUNDS

--------------------------------------------------------------------------------

                            UST MASTER FUNDS, INC.         [LOGO OF UST MASTER
GINTEL                 UST MASTER TAX-EXEMPT FUNDS, INC.   MASTER FUNDS, INC.
                        MANAGEMENT INVESTMENT COMPANIES       APPEARS HERE]
                      AVAILABLE THROUGH THE GINTEL GROUP    MASTER FUNDS,INC.
                                                            MASTER TAX-EXEMPT
Management Investment Companies                                FUNDS, INC.
-------------------------------------------------------------------------------
Money Fund                        For purchase or account information, call
Government Money Fund             (800) 344-3092. For current prices and yield
Treasury Money Fund               information, call (800) 759-4171. (From
Short-Term Tax-Exempt Fund        overseas, call (617) 482-9300.)
-------------------------------------------------------------------------------

This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by UST Master Funds, Inc. ("Master Fund") and the Short-Term Tax-Exempt Fund, a di-versified portfolio offered by UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund" and, collectively with Master Fund, the "Companies"). Master Fund and Master Tax-Exempt Fund are open-end, management investment companies. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current in-come as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, including bank obligations, com-mercial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumen-talities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be in-vested in direct U.S. Treasury obligations. The Fund will not enter into re-purchase agreements.

 SHORT-TERM TAX-EXEMPT FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund (hereinafter referred to as the "Short-Term Fund") will invest substantially all of its assets in high-quality short-term Municipal Securities.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York ("Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1995 (as revised on September 1, 1995) and con-taining additional information about the Funds has been filed with the Securi-ties and Exchange Commission. The current Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its en-tirety into this Prospectus.
SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CONTINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                August 1, 1995
                       (as revised on September 1, 1995)

                                                         [LOGO OF UST MASTER
                                                       FUNDS, INC. APPEARS HERE]
                                                           MASTER FUNDS, INC.
                                                           MASTER TAX-EXEMPT
Management Investment Companies                               FUNDS, INC.
-------------------------------------------------------------------------------
Money Fund                        For initial purchase information, current
Government Money Fund             prices, yield and performance information
Treasury Money Fund               and existing account information,call (800)
Short-Term Tax-Exempt Fund        446-1012.
                                  (From overseas, call (617) 557-8280.)
73 Tremont Street
Boston, Massachusetts 02108-3913
-------------------------------------------------------------------------------

This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by UST Master Funds, Inc. ("Master Fund") and the Short-Term Tax-Exempt Fund, a di-versified portfolio offered by UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund" and, collectively with Master Fund, the "Companies"). Master Fund and Master Tax-Exempt Fund are open-end, management investment companies. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies:

 MONEY FUND'S investment objective is to seek as high a level of current in-come as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, including bank obligations, com-mercial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumen-talities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be in-vested in direct U.S. Treasury obligations. The Fund will not enter into re-purchase agreements.

 SHORT-TERM TAX-EXEMPT FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund (hereinafter referred to as the "Short-Term Fund") will invest substantially all of its assets in high-quality short-term Municipal Securities.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York ("Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1995 (as revised on September 1, 1995) and con-taining additional information about the Funds has been filed with the Securi-ties and Exchange Commission. The current Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its en-tirety into this Prospectus.
SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLI-GATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CONTINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                August 1, 1995
                       (as revised on September 1, 1995)

                                EXPENSE SUMMARY

                                                 GOVERNMENT TREASURY
                                          MONEY    MONEY     MONEY   SHORT-TERM
                                          FUND      FUND      FUND      FUND
                                          -----  ---------- -------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases
 (as a percentage of offering price).....  None     None      None      None
Sales Load on Reinvested Dividends.......  None     None      None      None
Deferred Sales Load......................  None     None      None      None
Redemption Fees/1/.......................  None     None      None      None
Exchange Fees............................  None     None      None      None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/.....  .22%     .22%      .28%      .22%
12b-1 Fees...............................  None     None      None      None
Other Operating Expenses
 Administrative Servicing Fee/2/.........  .03%     .03%     .02%     .03%
 Other Expenses..........................  .24%     .25%      .25%      .24%
                                          -----    -----     -----      ----
Total Operating Expenses (after fee
 waivers)/2/.............................  .49%     .50%      .55%      .49%
                                          =====    =====     =====      ====

-------
1. The Funds' transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors which is not reflected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Re-demption Procedures."
2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .25%, .25%, .30% and .25% and "Total Operating Expenses" would be .52%, .53%, .57% and .52% for the Money, Government Money, Treasury Money and Short-Term Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $ 5     $16     $27     $62
Government Money Fund...........................    5      16      28      63
Treasury Money Fund.............................    6      18      31      69
Short-Term Fund.................................    5      16      27      62

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1995. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Master Fund's and Master Tax-Exempt Fund's Annual Reports to Shareholders for the fiscal year ended March 31, 1995 (the "Financial State-ments"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Master Fund's and Master Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto.

                                   MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1995       1994       1993       1992       1991       1990       1989       1988       1987      1986/1/
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04494    0.02780    0.03234    0.05165    0.07589    0.08454    0.07698    0.06260    0.06123    0.06824
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00002    0.00000    0.00000    0.00017    0.00001    0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04496    0.02780    0.03234    0.05182    0.07590    0.08454    0.07698    0.06260    0.06123    0.06824
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04496)  (0.02780)  (0.03234)  (0.05165)  (0.07589)  (0.08454)  (0.07698)  (0.06260)  (0.06123)  (0.06824)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000   (0.00019)   0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04496)  (0.02780)  (0.03234)  (0.05184)  (0.07589)  (0.08454)  (0.07698)  (0.06260)  (0.06124)  (0.06905)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        4.59%      2.82%      3.25%      5.19%      7.64%      8.71%      7.76%      6.28%      6.30%      7.04%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  824.58  $  736.08  $  784.02  $  574.27  $  471.32  $  432.37  $  369.69  $  321.27  $  373.38  $  174.21
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.49%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%      0.56%      0.60%/2/
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets.........        0.52%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%      0.56%      0.74%/2/
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.49%      2.78%      3.21%      5.11%      7.56%      8.42%      7.71%      6.25%      6.05%      7.41%/2/

-------
1.Inception date of the Fund was May 3, 1985.
2. Annualized.

                             GOVERNMENT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1995       1994       1993       1992       1991       1990       1989       1988       1987      1986/1/
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04397    0.02736    0.03205    0.05069    0.07379    0.08379    0.07498    0.06111    0.05941    0.06560
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00002    0.00008    0.00000    0.00000   (0.00002)   0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04397    0.02736    0.03205    0.05071    0.07387    0.08379    0.07498    0.06109    0.05941    0.06560
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04397)  (0.02736)  (0.03205)  (0.05069)  (0.07379)  (0.08379)  (0.07498)  (0.06111)  (0.05941)  (0.06560)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000   (0.00005)  (0.00005)  (0.00001)   0.00000   (0.00023)  (0.00016)   0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04397)  (0.02736)  (0.03205)  (0.05074)  (0.07384)  (0.08380)  (0.07498)  (0.06134)  (0.05957)  (0.06686)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        4.49%      2.77%      3.20%      5.09%      7.31%      8.30%      7.49%      6.44%      6.11%      6.92%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  725.77  $1,034.94  $  710.49  $  740.69  $  700.22  $  392.02  $  241.13  $  198.32  $  191.51  $   63.16
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.50%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%      0.56%      0.62%/2/
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets.........        0.53%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%      0.56%   0.77%/2/
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.38%      2.74%      3.20%      5.09%      7.31%      8.30%      7.49%      6.10%      5.81%      7.26%/2/

-------
NOTES:
1.Inception date of the Fund was May 8, 1985.
2.Annualized.

                           SHORT-TERM TAX-EXEMPT FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1995       1994       1993       1992       1991       1990       1989       1988       1987      1986/1/
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.02825    0.01938    0.02395    0.03849    0.05292    0.05808    0.05348    0.04572    0.04233    0.04171
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.02825    0.01938    0.02395    0.03849    0.05291    0.05808    0.05348    0.04572    0.04233    0.04171
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)  (0.04233)  (0.04171)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)  (0.04233)  (0.04238)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        2.86%      1.96%      2.42%      3.92%      5.42%      5.97%      5.48%      4.67%      4.32%      4.99%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  814.89  $  694.58  $  659.33  $  666.35  $  662.34  $  600.06  $  525.30  $  580.98  $  561.08  $  296.73
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.49%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%      0.54%      0.64%/2/
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets.........        0.52%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%      0.54%      0.75%/2/
 Ratio of Net
  Income to
  Average Net
  Assets.........        2.85%      1.94%      2.39%      3.84%      5.28%      5.79%      5.33%      4.58%      4.18%      5.28%/2/

-------
NOTES:
1. Inception date of the Fund was May 24, 1985.
2. Annualized.

                              TREASURY MONEY FUND

                                        YEAR ENDED MARCH 31,
                          -----------------------------------------------------
                            1995       1994       1993       1992      1991/1/
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
  Net Investment Income.    0.04165    0.02590    0.02987    0.04731    0.00782
  Net Gains or (Losses)
   on Securities
   (both realized and
   unrealized)..........    0.00000    0.00000    0.00000    0.00036    0.00001
                          ---------  ---------  ---------  ---------  ---------
  Total From Investment
   Operations...........    0.04165    0.02590    0.02987    0.04767    0.00783
                          ---------  ---------  ---------  ---------  ---------
Less Distributions
  Dividends From Net
   Investment Income....   (0.04165)  (0.02590)  (0.02987)  (0.04731)  (0.00782)
  Distributions From Net
   Realized Gain on
   Investments..........    0.00000    0.00000   (0.00030)  (0.00011)   0.00000
                          ---------  ---------  ---------  ---------  ---------
  Total Distributions...   (0.04165)  (0.02590)  (0.03017)  (0.04742)  (0.00782)
                          ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period.................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========
Total Return............      4.25%      2.62%      3.06%      4.85%      0.78%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  196.93  $  254.68  $  227.79  $  172.29  $  110.37
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........      0.55%      0.58%      0.58%      0.52%      0.09%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net Assets...      0.57%      0.58%      0.58%      0.57%      0.60%/2/
  Ratio of Net Income to
   Average Net Assets...      4.09%      2.59%      2.97%      4.60%      5.98%/2/

-------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser uses its best efforts to achieve the investment objec-tive of each Fund, although its achievement cannot be assured. The investment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscel-laneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a major-ity of the outstanding Shares of such Fund.

 Each Fund uses the amortized cost method to value securities in its portfolio and has a dollar-weighted portfolio maturity not exceeding 90 days.

MONEY FUND

 The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and float-ing rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

 The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfo-lio instruments in which the Fund may invest.

TREASURY MONEY FUND

 The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct ob-ligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations. The Fund may also from time to time invest in obligations with remaining matu-rities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System, Tennessee Valley Authority and the Student Loan Marketing Association. Income on direct investments in U.S. Treasury securities and obligations of the afore-mentioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its in-vestments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Trea-sury Money Fund will not enter into repurchase agreements.

SHORT-TERM FUND

 The Short-Term Fund's investment objective is to seek a moderate level of cur-rent interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations exempt from Federal income tax issued by or on behalf of states, territories, and possessions of the United

States, the District of Columbia, and their authorities, agencies, instrumen-talities, and political subdivisions ("Municipal Securities"). Portfolio secu-rities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment Information.")

 The Short-Term Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of princi-pal and less price volatility than would normally be associated with interme-diate-term and long-term Municipal Securities.

 The Short-Term Fund invests in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. As a matter of funda-mental policy, except during temporary defensive periods, the Fund will main-tain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding Shares). However, from time to time on a temporary defensive basis due to market conditions, the Short-Term Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (v) securities issued by other investment companies that invest in high-quality, short-term securities.

 The Short-Term Fund may also invest from time to time in "private activity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative mini-mum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's total assets when added together with any taxable investments by the Fund.

 Although the Short-Term Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Money, Government Money, Treasury Money and Short-Term Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may in-clude obligations issued by the Farm Credit System Financial Assistance Corpo-ration, the Federal Financing Bank, the General Services Administration, Fed-eral Home Loan Banks, the Tennessee Valley Authority and the Student Loan Mar-keting Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Gov-ernment to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored in-strumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

 As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumental-ities of the U.S. Government interest income from which is generally not sub-ject to state and local income taxes.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Money, Government Mon-ey, and Short-Term Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial in-stitutions having more than $2 billion in total assets at the time of purchase. Investments in bank obligations of foreign branches of domestic financial in-stitutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities.

 Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible impo-sition of withholding taxes on interest income, possible seizure or national-ization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might ad-versely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to do-mestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the in-strument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, howev-er, could make it difficult for a Fund to dispose of the instrument if the is-suer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. While the Funds will in general invest only in securities that mature within 13 months of date of pur-chase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such instruments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instruments--Variable and Floating Rate Instruments" in the Statement of Additional Information).

 Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

 The Funds may only invest in: (i) securities in the two highest rating catego-ries of an NRSRO, provided that if they are rated by more than one Nationally Recognized Statistical Rating Organization ("NRSRO"), at least one other NRSRO rates them in one of its two highest categories; and (ii) unrated securities determined to be of comparable quality at the time of purchase (collectively, "Eligible Securities"). Except for the Short-Term Fund, a Fund may not invest more than 5% of its assets in Eligible Securities that are not "First Tier Se-curities" (as defined below under "Diversification Requirements"). The rating symbols of the NRSROs which the Fund may use are described in the Appendix to the Statement of Additional Information.

REPURCHASE AGREEMENTS

 The Money, Government Money and Short-Term Funds may agree to purchase portfo-lio securities subject to the seller's agreement to repurchase them at a mutu-ally agreed upon date and price ("repurchase agreements"). A Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with re-maining maturities in excess of seven days will be considered illiquid securi-ties and will be subject to the 10% limit applicable to such securities (see "Investment Limitations" in the Statement of Additional Information).

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, how-ever, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

 To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Gov-ernment, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total as-sets. There may be risks of delay in receiving additional collateral or in re-covering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

 In connection with the management of their daily cash positions, the Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Short-Term Fund will invest in securities of investment companies only if such companies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Trea-sury Money Funds intend to limit their acquisition of shares of other invest-ment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of an-other investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other in-vestment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accor-dance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

 The two principal classifications of Municipal Securities which may be held by the Short-Term Fund are "general obligation" securities and "revenue" secu-rities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and in-terest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

 The Short-Term Fund's portfolio may also include "moral obligation" securi-ties, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obli-gations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or mu-nicipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

 The Short-Term Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Short-Term Fund intends to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities. "Stripped" Municipal Securities are considered illiquid securities subject to the Fund's 10% restriction on in-vestments in illiquid securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases or "forward commitments" for spec-ulative purposes, but only in furtherance of their investment objectives.

 In addition, the Short-Term Fund may acquire "stand-by commitments" with re-spect to Municipal Securities held by it. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Short-Term Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Short-Term Fund would be valued at zero in determining the Fund's net asset value. Further information concerning "stand-by commitments" is contained in the Statement of Additional Information under "Additional Information on Port-folio Instruments."

ILLIQUID SECURITIES

 No fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is deter-mined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of il-liquidity in a Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

DIVERSIFICATION REQUIREMENTS

 Each Fund other than the Short-Term Fund will limit its purchases of any one issuer's securities (other than U.S. Government obligations and customary de-mand deposits) to 5% of the Fund's total assets, except that it may invest more than 5% (but no more than 25%) of its total assets in "First Tier Securi-ties" of one issuer for a period of up to three business days. First Tier Se-curities include: (i) securities in the highest rating category by the only NRSRO rating them, (ii) securities in the highest rating category of at least two NRSROs, if more than one NRSRO has rated them, (iii) securities that have no short-term rating, but have been issued by an issuer that has other out-standing short-term obligations that have been rated in accordance with (i) or
(ii) above and are comparable in priority and security to such securities, and
(iv) certain unrated securities that have been determined to be of comparable quality to such securities. In addition, each Fund other than the Short-Term Fund will limit its purchases of "Second Tier Securities" (Eligible Securities that are not First Tier Securities) of one issuer to the greater of 1% of its total assets or $1 million.

                            INVESTMENT LIMITATIONS

 The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

 No Fund may:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation; and

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 The Treasury Money Fund may not:

 Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government and securities issued by investment companies that invest in such obligations.

                                     * * *

 If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limita-tion.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental us-er; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. Among such limitations are a prohibition on con-centrating investments in a particular industry or group of industries and a policy of limiting investments in illiquid securities to 10% of a Fund's as-sets. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Information.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Ex-change"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by the Companies' spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal offices are at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

PURCHASE OF SHARES

 Shares in each Fund are offered without any purchase or redemption charge im-posed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into shareholder servicing agreements with one of the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial own-ership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Service Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organi-zation may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Cus-tomers' purchase and redemption orders with the Funds, CGFSC will send confir-mations of such transactions and periodic account statements directly to Cus-tomers. A Shareholder Organization may also elect to establish its Customers as record holders.

 The Companies enter into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various shareholder ad-ministrative services with respect to their Shares (hereinafter referred to as "Service Organizations"). See "Management of the Funds--Service Organiza-tions."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to UST Master Funds, to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to UST Master Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank, N.A.
   ABA #021000021
   UST Funds, Account No. 9102732915
   For further credit to:
   UST Master Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by the Companies, although Shareholder Organizations may charge a Custom-er's account for wiring redemption proceeds. Information relating to such re-demption services and charges, if any, is available from the Shareholder Orga-nizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment ad-viser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at
(800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and ac-count as designated on the Application or in written instructions subsequently received by CGFSC.

 Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemption requests made after 1:00 p.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct Investors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signature guaranteed (see "Redemp-tion by Mail" above, for details regarding signature guarantees). Further doc-umentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Compa-nies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

 Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at United States Trust Com-pany of New York.

 Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

 Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

 If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

 Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such ac-count falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

 The Companies may also redeem Shares involuntarily or make payment for redemp-tion in securities if it appears appropriate to do so in light of the Compa-nies' responsibilities under the Investment Company Act of 1940.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

 Purchase orders for Shares which are received and accepted no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC re-ceives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders received and accepted after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern Time), on any Business Day for which payment in Federal funds has been received by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin re-ceiving dividends the following day. Purchase orders for Shares made by Direct Investors are not effective until the amount to be invested has been converted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, the Companies may not re-quire that amounts invested by Shareholder Organizations on behalf of their Customers or by Institutional Investors be converted into Federal funds. Re-demption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by the Companies, provided that such other shares may legally be sold in the state of the Investor's residence.

 Master Fund currently offers, in addition to the Money Fund, Government Money Fund and Treasury Money Fund, Service Shares in 17 diversified portfolios:

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, develop-ment and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Business and Industrial Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Early Life Cycle Fund, a fund seeking long-term capital appreciation by in-vesting in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

  Master Tax-Exempt Fund currently offers, in addition to the Short-Term Fund, 4 other portfolios:

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing primarily in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obligations and has a dollar-weighted average portfolio maturity of three to ten years.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is re-ceived. The Service Shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares (plus any applicable sales load) next determined after acceptance of the exchange request.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Master Fund and Master Tax-Exempt Fund re-serve the right to limit the number of exchange requests of Investors and Cus-tomers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request in the amount ex-ceeding $100,000. THE COMPANIES, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REA-SONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE IN-STRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMA-TION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax- deferred prototype retirement plans offered by United States Trust Company of New York:

   IRAs (including "rollovers" from existing retirement plans) for individu-als and their spouses;

   Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

   Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced re-demption provisions described above. The minimum initial investment for IRAs is $250 per

Fund and the minimum subsequent investment is $50 per Fund. Detailed informa-tion concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-
8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Or-ganizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fif-teenth day, or twice a month, on both days.

 To establish an Automatic Investment account, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to MFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend purposes, a Fund's investment income is reduced by accrued expenses directly attributable to that Fund and the general expenses of the Companies prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organiza-tions will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Companies' address prior to the payment date) to receive dividends and distri-butions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

  Each of the Funds qualified for their last taxable year as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be de-rived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 The Short-Term Fund: The Short-Term Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from ex-empt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Sec-tion 103(a) of the Code, unless, under the circumstances applicable to the par-ticular shareholder, exclusion would be disallowed. (See Statement of Addi-tional Information under "Additional Information Concerning Taxes.")

 If the Short-Term Fund should hold certain "private activity bonds" issued af-ter August 7, 1986, the portion of dividends paid by the Fund which are attrib-utable to interest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the pur-pose of determining liability (if any) for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders must also take all ex-empt-interest dividends into account in determining certain adjustments for Federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

 Dividends payable by the Short-Term Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

STATE AND LOCAL

 The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attribut-able to interest on obligations of the U.S. Treasury and certain U.S. Govern-ment agencies and instrumentalities (including those authorized for purchase by the Fund) are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. As a result, substan-tially all dividends paid by the Treasury Money Fund to shareholders residing in those states will be exempt or excluded from state income tax.

 Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Short-Term Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if re-alized directly, would be exempt from such income taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

 United States Trust Company of New York serves as the Investment Adviser to each Fund. U.S. Trust is a state-chartered bank and trust company. The Invest-ment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. The Investment Adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clear-ing House Association.

 On December 31, 1994, the Investment Adviser's Asset Management Group had ap-proximately $33 billion in assets under management. The Investment Adviser, which has its principal offices at 114 W. 47th Street, New York, New York 10036, is a subsidiary of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of each of the Money, Government Money and Short-Term Funds. For the services provided and expenses assumed with respect to the Treasury Money Fund, the Investment Adviser is en-titled to a fee, computed daily and paid monthly, at the annual rate of .30% of the Fund's average daily net assets. For the fiscal year ended March 31, 1995, the Investment Adviser received an advisory fee at the effective annual rates of .22%, .22%, .22% and .28% of the average daily net assets of the Mon-ey, Government Money, Short-Term and Treasury Money Funds, respectively. For the same period, the Investment Adviser waived advisory fees at the effective annual rate of .03%, .03%, .03% and .02% of the average daily net assets of the Money, Government Money, Short-Term and Treasury Money Fund, respectively.

  From time to time, the Investment Adviser may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the ad-visory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Service Organizations" for additional in-formation on fee waivers.

ADMINISTRATORS

 CGFSC and Federated Administrative Services serve as the Funds' administra-tors (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies, which are also advised by the Investment Adviser and distributed by the Distributor. For the services provided to all portfolios of both Companies (except the Interna-tional, Emerging Americas, Pacific/Asia and Pan European Funds of Master Fund), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Compa-nies (excluding the International, Emerging Americas, Pacific/Asia and Pan Eu-ropean Funds) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF BOTH COMPANIES
                   (EXCLUDING THE INTERNATIONAL,
                  EMERGING AMERICAS, PACIFIC/ASIA
                      AND PAN EUROPEAN FUNDS)                        ANNUAL FEE
                  --------------------------------                   ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of the Companies are allocated in proportion to their relative average daily net as-sets at the time of determination. From time to time, the Administrators may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers. For the fiscal year ended March 31, 1995, CGFSC and Concord Holding Corporation, the former co-ad-ministrator, received an aggregate administration fee (under the same compensa-tion arrangements noted above) at the effective annual rate of .154% of the av-erage daily net assets of each of the Money, Government Money, Treasury Money and Short-Term Funds, respectively.

SERVICE ORGANIZATIONS

 Each Company will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the adminis-trative services provided to Customers, a Fund will pay the Service Organiza-tion an administrative service fee at the annual rate of up to .40% of the av-erage daily net asset value of its Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Service Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to pur-chase, exchange or redeem Shares; and providing periodic statements. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distribut-ing securities such as Shares of the Funds, but such banking laws and regula-tions do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an in-vestment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Orga-nizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this para-graph and banks and financial institutions may be required to register as deal-ers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would af-fect their net asset values per Share or result in financial loss to any share-holder.

                          DESCRIPTION OF CAPITAL STOCK

 Master Fund was organized as a Maryland corporation on August 2, 1984. Cur-rently, Master Fund has authorized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 40 series of shares repre-senting interests in 20 investment portfolios. Master Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Master Fund into one or more classes or series. Shares of Class A, Class B and Class G represent interests in the Money Fund, Government Money Fund and Treasury Money Fund Funds, respectively.

 Master Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Master Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 5 classes of shares representing 5 investment portfolios currently being offered. Master Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or re-classify any class of shares of Master Tax-Exempt Fund into one or more classes or series. Shares of Class A Common Stock represent interests in the Short-Term Fund's Shares.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and dis-tributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Companies' Boards of Directors.

 Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July 11, 1995, U.S. Trust held of record substantially all of the Shares in the Funds as agent or custodian for its customers, but did not own such Shares beneficially because it did not have voting or investment discretion with respect to such Shares. U.S. Trust is a wholly-owned subsidiary of U.S. Trust Corporation.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank, N.A. ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Com-munications to the custodian should be directed to Chase, Mutual Funds Service Division, 770 Broadway, New York, New York 10003-9598.

 U.S. Trust serves as the Funds' transfer and dividend disbursing agent. U.S. Trust has also entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC pro-vides certain transfer agent, dividend disbursement and registrar services to the Funds.

                               YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings pre-pared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent pub-lication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

 Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

 Each Fund may advertise its Shares seven-day yield which refers to the income generated over a particular seven-day period identified in the advertisement by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also advertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed rein-vestment.

 In addition, the Short-Term Fund may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield neces-sary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yields of the Fund's Shares (calcu-lated as above) by the amount necessary to reflect the payment of Federal in-come taxes at a stated tax rate.

 Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often pro-vide an agreed or guaranteed fixed yield for a stated period of time. Share-holders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' in-dependent auditors.

 The staff of the SEC has expressed the view that the use of this combined Pro-spectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund. The Companies do not believe, however, that such risk is significant under the circumstances.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Company or such Fund, or (b) 67% or more of the Shares of such Company or such Fund present at a meeting if more than 50% of the outstanding Shares of such Company or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                    INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:   FOR OVERNIGHT DELIVERY: send to:

  UST Master Funds                           UST Master Funds
  c/o Chase Global Fund Service Company      c/o Chase Global Funds Service
  P.O. Box 2798                              Company--Transfer Agent
  Boston, MA 02208-2798                      73 Tremont Street
                                             Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "UST Master Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus enti-tled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organiza-tions, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

--------------------------------------------------------------------------------

               CHASE GLOBAL FUNDS SERVICE COMPANY
[LOGO OF UST   CLIENT SERVICES                          NEW ACCOUNT APPLICATION
MASTER FUNDS   P.O. Box 2798
APPEARS HERE]  Boston, MA 02208-2798
               (800) 446-1012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

[_] Individual   [_] Joint Tenants   [_] Trust   [_] Gift/Transfer to Minor
[_] Other__________________________

Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

________________________________  ______________________________________________
Name(s) (please print)            Social Security # or Taxpayer Identification #

                                  (   )
________________________________  ______________________________________________
Name                              Telephone #


________________________________
Address

                                  [_] U.S. Citizen  [_] Other (specify)_________
________________________________
City/State/Zip

--------------------------------------------------------------------------------
FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "UST MASTER FUNDS.")
--------------------------------------------------------------------------------

                                 INITIAL INVESTMENT                                     INITIAL INVESTMENT
[_] Money Fund                   $ ________________ 803    [_] Government Money Fund    $ ________________  804
[_] Short-Term Tax-Exempt Fund   $ ________________ 806    [_] Treasury Money Fund      $ ________________  811
                                                           TOTAL INITIAL INVESTMENT: $ ________________________

NOTE: If investing by wire, you must obtain a Bank Wire Control Number. To do so, please call (800) 446-1012 and ask for the Wire Desk.

A. BY MAIL: Enclosed is a check in the amount of $ ____ payable to "UST Master Funds."

B. BY WIRE: A bank wire in the amount of $___________ has been sent to the Fund from ____________________ ___________________________
         Name of Bank          Wire Control Number

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

[_] All dividends are to be           [_] reinvested    [_] paid in cash
[_] All capital gains are to be       [_] reinvested    [_] paid in cash

--------------------------------------------------------------------------------
ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------
TELEPHONE EXCHANGE AND REDEMPTION

[_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Master Fund, Master Tax-Exempt Fund, CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Master Fund and Master Tax-Exempt Fund fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

[_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

SPECIAL PURCHASE AND REDEMPTION PLANS
I/We have completed and attached the Supplemental Application for:

[_] Automatic Investment Plan
[_] Systematic Withdrawal Plan

AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the UST Master Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

Title on Bank Account*__________________________________________________________

Name of Bank ___________________________________________________________________

Bank A.B.A. Number _________________________ Account Number ____________________

Bank Address ___________________________________________________________________

City/State/Zip _________________________________________________________________
(attach voided check here)

A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
* TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHECK WRITING PRIVILEGE
--------------------------------------------------------------------------------
[_] I/We wish to take advantage of the check writing privilege and have signed and attached the Check Writing Signature Card to this application.

[_] I/We do not wish to take advantage of the check writing privilege at this time, but I/we may elect to do so at a later date.

SIGNATURE CARD SIGNATURE REQUIREMENTS. If the shares are registered in the name of:

 . AN INDIVIDUAL, the individual must sign the Card.

 . JOINT ACCOUNT, both individuals must sign the Card.

 . INSTITUTIONAL ACCOUNT, an officer must sign the Card indicating corporate, trust or partnership office or title.

 . TRUST ACCOUNT, trustee or other fiduciary must sign the Card indicating capacity.

 . CUSTODIAN FOR MINOR, custodian must sign the Card.
--------------------------------------------------------------------------------
AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

[_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

[_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

I/We represent that I am/we are of legal age and capacity to purchase shares of the UST Master Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not deposits or obligations of, or guaranteed or endorsed by, United States Trust Company of New York, its parent or affiliates and Fund Shares are not federally insured by, guaranteed by or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Funds seek to maintain their net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that they will be able to do so on a continuous basis; and investment in the Funds involves investment risk, including the possible loss of the principal amount invested.

X ___________________________________  Date ___________________________________
Owner Signature

X ___________________________________  Date ___________________________________
Co-Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.)
--------------------------------------------------------------------------------
FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------
We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

________________________________________  ______________________________________
Investment Dealer's Name                  Source of Business Code

________________________________________  ______________________________________
Main Office Address                       Branch Number

________________________________________  ______________________________________
Representative's Number                   Representative's Name

________________________________________  ______________________________________
Branch Address                            Telephone

________________________________________  ______________________________________
Investment Dealer's Authorized Signature  Title


--------------------------------------------------------------------------------

               CHASE GLOBAL FUNDS SERVICE COMPANY   SUPPLEMENTAL APPLICATION
[LOGO OF UST   CLIENT SERVICES                      SPECIAL INVESTMENT AND
MASTER FUNDS   P.O. Box 2798                         WITHDRAWAL OPTIONS
APPEARS HERE]  Boston, MA 02208-2798
               (800) 446-1012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

Fund Name ___________________________ Account Number ___________________________

Owner Name __________________________ Social Security or Taxpayer ID Number ____

Street Address ______________________ City, State, Zip Code ____________________

Resident of  [_] U.S.  [_] Other ____ [_] Check here if this is a change of address
--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------
A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

All dividends are to be          [_] reinvested  [_] paid in cash
All capital gains are to be      [_] reinvested  [_] paid in cash

B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                       Name of Your Bank _______________________

Name ______________________________    Bank Account Number _____________________

Address ___________________________    Address of Bank _________________________

City, State, Zip Code __________________________________________________________

C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered UST Master Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

From: _____________________________    Account No. _____________________________
               (Fund)
To: _______________________________    Account No. _____________________________
               (Fund)

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN  [_] YES  [_] NO
--------------------------------------------------------------------------------
I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable public offering price determined on that day.

[_] Monthly on the 1st day
[_] Monthly on the 15th day
[_] Monthly on both the 1st and 15th days

Amount of each debit (minimum $50 per Fund) $ ________________________

NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
--------------------------------------------------------------------------------
UST MASTER FUNDS
CLIENT SERVICES                                     AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BANK AUTHORIZATION
--------------------------------------------------------------------------------

________________________ _________________________ _____________________________
Bank Name                Bank Address              Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

_____________________________________  _____________________________________
Account Holder's Name                  Joint Account Holder's Name

X _____________________  ____________  X _____________________  ____________
        Signature        Date                  Signature        Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN   [_] YES   [_] NO    NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our UST Master Fund Account on the designated dates in order to make the following periodic payments:

[_] Monthly on the 24th day
[_] Quarterly on the 24th day of January, April, July and October
[_] Other ____________________

(This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

Amount of each check ($100 minimum) $_____________________

Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

Recipient ______________________________________________________________________

Street Address _________________________________________________________________

City, State, Zip Code __________________________________________________________

NOTE: If recipient of checks is not the registered shareholder, signature(s)
----
below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

Date _________________________


X_____________________________________     X____________________________________
Signature                                  Signature

______________________________________     _____________________________________
Signature Guarantee* (if applicable)       Signature Guarantee* (if applicable)

X_____________________________________     X____________________________________
Signature                                  Signature

______________________________________     _____________________________________
Signature Guarantee* (if applicable)       Signature Guarantee* (if applicable)


*ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Short-Term Fund..........................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
 Diversification Requirements.............................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   15
 Distributor..............................................................   15
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   21
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   22
 Federal..................................................................   22
 State and Local..........................................................   23
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   24
 Service Organizations....................................................   25
 Banking Laws.............................................................   25
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   26
YIELD INFORMATION.........................................................   26
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP995


MONEY FUND

GOVERNMENT MONEY FUND

UST MASTER FUNDS, INC.
AVAILABLE THROUGH THE
GINTEL GROUP


PROSPECTUS

AUGUST 1, 1995
(AS REVISED ON SEPTEMBER 1, 1995)




TREASURY MONEY FUND

SHORT-TERM TAX-EXEMPT FUND

UST MASTER FUNDS, INC.
UST MASTER TAX-EXEMPT FUNDS, INC.
AVAILABLE THROUGH EDGEWOOD SERVICES, INC.

GINTEL & CO.
6 GREENWICH OFFICE PARK
GREENWICH, CT 06831

TOLL FREE
(800) 344-3092


GINTEL

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    4
INVESTMENT OBJECTIVES AND POLICIES........................................    8
 Money Fund...............................................................    8
 Government Money Fund....................................................    8
 Treasury Money Fund......................................................    8
 Short-Term Fund..........................................................    8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    9
 Government Obligations...................................................    9
 Money Market Instruments.................................................   10
 Variable and Floating Rate Instruments...................................   10
 Quality of Investments...................................................   11
 Repurchase Agreements....................................................   11
 Securities Lending.......................................................   11
 Investment Company Securities............................................   11
 Types of Municipal Securities............................................   12
 When-Issued and Forward Transactions and Stand-by Commitments............   13
 Illiquid Securities......................................................   13
 Diversification Requirements.............................................   13
INVESTMENT LIMITATIONS....................................................   13
PRICING OF SHARES.........................................................   14
HOW TO PURCHASE AND REDEEM SHARES.........................................   15
 Distributor..............................................................   15
 Purchase of Shares.......................................................   15
 Purchase Procedures......................................................   15
 Redemption Procedures....................................................   16
 Effective Time of Purchases and Redemptions..............................   19
INVESTOR PROGRAMS.........................................................   19
 Exchange Privilege.......................................................   19
 Systematic Withdrawal Plan...............................................   21
 Retirement Plans.........................................................   21
 Automatic Investment Program.............................................   22
DIVIDENDS AND DISTRIBUTIONS...............................................   22
TAXES.....................................................................   22
 Federal..................................................................   22
 State and Local..........................................................   23
 Miscellaneous............................................................   24
MANAGEMENT OF THE FUNDS...................................................   24
 Investment Adviser.......................................................   24
 Administrators...........................................................   24
 Service Organizations....................................................   25
 Banking Laws.............................................................   25
DESCRIPTION OF CAPITAL STOCK..............................................   26
CUSTODIAN AND TRANSFER AGENT..............................................   26
YIELD INFORMATION.........................................................   26
MISCELLANEOUS.............................................................   27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP995

                 [LOGO OF UST MASTER FUNDS, INC. APPEARS HERE]

                               MASTER FUNDS, INC.

                         MASTER TAX-EXEMPT FUNDS, INC.

                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                           SHORT-TERM TAX-EXEMPT FUND




                                   Prospectus
                                 August 1, 1995
                       (as revised on September 1, 1995)

                                                     [LOGO OF UST APPEARS HERE]

A Management Investment Company                   MASTER TAX-EXEMPT FUNDS, INC.
-------------------------------------------------------------------------------
Tax-Exempt Funds                     For initial purchase information, current
                                     prices, yield and performance information
73 Tremont Street                    and existing account information, call
Boston, Massachusetts 02108-3913     (800) 446-1012. (From overseas, call
                                     (617) 557-8280.)
-------------------------------------------------------------------------------
This Prospectus describes three separate diversified portfolios offered to in-vestors by UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund"), an open-end management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 SHORT-TERM TAX-EXEMPT SECURITIES FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund (hereinafter re-ferred to as the "Short-Term Fund") will invest substantially all of its as-sets in Municipal Obligations and will ordinarily have a dollar-weighted aver-age portfolio maturity of one to three years.

 INTERMEDIATE-TERM TAX-EXEMPT FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is con-sistent with relative stability of principal. The Fund (hereinafter referred to as the "Intermediate-Term Fund") will invest substantially all of its as-sets in Municipal Obligations and will ordinarily have a dollar-weighted aver-age portfolio maturity of three to ten years.

 LONG-TERM TAX-EXEMPT FUND'S investment objective is to seek to maximize cur-rent interest income exempt from Federal income taxes. This objective will be realized over time with a view toward relative stability of principal and preservation of capital. The Fund (hereinafter referred to as the "Long-Term Fund") will invest substantially all of its assets in Municipal Obligations and will generally have a dollar-weighted average portfolio maturity of 10 to 30 years.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York (the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information, dated August 1, 1995 (as revised on September 1, 1995), and con-taining additional information about the Funds, has been filed with the Secu-rities and Exchange Commission. The current Statement of Additional Informa-tion is available to investors without charge by writing to Master Tax-Exempt Fund at the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incor-porated by reference in its entirety into this Prospectus.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGA-TIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                August 1, 1995
                       (as revised on September 1, 1995)

                               PROSPECTUS SUMMARY

  UST MASTER TAX-EXEMPT FUNDS, INC. is an investment company offering various diversified and non-diversified investment portfolios with differing objectives and policies. Founded in 1984, Master Tax-Exempt Fund currently offers five Funds with combined assets of approximately $1.3 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York serves as the Funds' investment adviser. U.S. Trust is a trust company offering a variety of specialized financial and fiduciary services to high-net worth individuals, in-stitutions and corporations. Master Tax-Exempt Fund offers investors access to U.S. Trust's services. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified in-vestment portfolio which invests principally in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information," and "Investment Limi-tations."

  HOW TO INVEST: The Funds' shares are offered at their public offering price, i.e., their net asset value per share plus a sales load which is subject to substantial reductions for large purchases and programs for accumulation. The sales load is not applicable to investors making their investments through a variety of institutions, such as U.S. Trust, other banks and trust companies. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropriate sales agreements with Master Tax-Exempt Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Master Tax-Exempt Fund by mail, wire or telephone. Investors investing through another institu-tion should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Since the Funds invest in bonds and other fixed-income securities, they will be affected directly by credit markets and fluctuations in interest rates. The prices of fixed-income securities gen-erally fluctuate inversely with changes in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne directly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objectives and Poli-cies" and "Portfolio Instruments and Other Information".

                                EXPENSE SUMMARY

                                              SHORT-   INTERMEDIATE- LONG-TERM
                                             TERM FUND   TERM FUND     FUND
                                             --------- ------------- ---------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases (as
 percentages of offering price).............   4.50%       4.50%       4.50%
Sales Load on Reinvested Dividends..........    None        None        None
Deferred Sales Load.........................    None        None        None
Redemption Fees/1/..........................    None        None        None
Exchange Fees...............................    None        None        None
ANNUAL FUND OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/2/........    .28%        .32%        .47%
12b-1 Fees..................................    None        None        None
Other Operating Expenses
  Administrative Servicing Fee/2/...........    .02%        .03%        .03%
  Other Expenses............................    .29%        .26%        .30%
                                               -----       -----       -----
Total Operating Expenses (after fee
 waivers)/2/................................    .59%        .61%        .80%
                                               =====       =====       =====

-------
1. The Funds' transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors, which is not reflected in the expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Re-demption Procedures."
2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee, and to further waive fees and reimburse expenses to the extent necessary for the Short-Term Fund to maintain an annual expense ratio of not more than .60%. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .50% and "Total Operating Expenses" would be .61%, .64% and .83% for the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Fund.................................  $51     $63     $76     $115
Intermediate-Term Fund..........................   51      64      77      118
Long-Term Fund..................................   53      69      87      140

  The foregoing expense summary and example (based on the maximum sales load payable on the Shares of the Funds) are intended to assist the investor in un-derstanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1995. For more complete descriptions of the Funds' operating ex-penses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Master Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1995 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Master Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders which may be obtained from Master Tax-Ex-empt Fund without charge by calling the number on the front cover of this Pro-spectus.

                     SHORT-TERM TAX-EXEMPT SECURITIES FUND

                                       YEAR ENDED MARCH 31,
                                       ----------------------
                                                                 PERIOD ENDED
                                          1995        1994     MARCH 31, 1993/1/
                                       ----------  ----------  -----------------
Net Asset Value, Beginning of Period.    $ 6.99      $ 7.07         $ 7.00
                                         ------      ------         ------
Income From Investment Operations
  Net Investment Income..............      0.25        0.21           0.05
  Net Gains or (Losses) on Securities
   (both realized and unrealized)....     (0.02)      (0.03)          0.07
                                         ------      ------         ------
  Total From Investment Operations...      0.23        0.18           0.12
                                         ------      ------         ------
Less Distributions
  Dividends From Net Investment
   Income............................     (0.25)      (0.21)         (0.05)
  Distributions From Net Realized
   Gain on Investments...............     (0.01)      (0.05)          0.00
                                         ------      ------         ------
  Total Distributions................     (0.26)      (0.26)         (0.05)
                                         ------      ------         ------
Net Asset Value, End of Period.......    $ 6.96      $ 6.99         $ 7.07
                                         ======      ======         ======
Total Return/2/......................     3.45%       2.55%          1.65%
Ratios/Supplemental Data
  Net Assets, End of Period (in
   millions).........................   $48.19      $57.73          $28.60
  Ratio of Net Operating Expenses to
   Average Net Assets................     0.59%       0.59%         0.60%/3/
  Ratio of Gross Operating Expenses
   to Average Net Assets.............     0.61%       0.60%         0.84%/3/
  Ratio of Net Income to Average Net
   Assets............................     3.60%       2.94%         2.80%/3/
  Portfolio Turnover Rate............      565%        539%            0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares.
3. Annualized.

                       INTERMEDIATE-TERM TAX-EXEMPT FUND

                                                     YEAR ENDED MARCH 31,
                          ------------------------------------------------------------------------------------
                           1995     1994     1993     1992     1991     1990    1989    1988    1987   1986/1/
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Period....  $  8.64  $  9.24  $  8.95  $  8.83  $  8.67  $ 8.52  $ 8.69  $ 8.87  $ 8.77  $ 8.00
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
Income From Investment
 Operations.............
 Net Investment Income..     0.37     0.34     0.42     0.49     0.56    0.57    0.55    0.55    0.60    0.17
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.16    (0.09)    0.59     0.19     0.16    0.15   (0.17)  (0.11)   0.25    0.72
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............     0.53     0.25     1.01     0.68     0.72    0.72    0.38    0.44    0.85    0.89
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.37)   (0.34)   (0.42)   (0.49)   (0.56)  (0.57)  (0.55)  (0.55)  (0.60)  (0.12)
 Distributions From Net
  Realized Gain on
  Investments...........    (0.00)   (0.26)   (0.30)   (0.07)    0.00    0.00    0.00   (0.07)  (0.15)   0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00    (0.25)    0.00     0.00     0.00    0.00    0.00    0.00    0.00    0.00
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
 Total Distributions....    (0.37)   (0.85)   (0.72)   (0.56)   (0.56)  (0.57)  (0.55)  (0.62)  (0.75)  (0.12)
                          -------  -------  -------  -------  -------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  8.80  $  8.64  $  9.24  $  8.95  $  8.83  $ 8.67  $ 8.52  $ 8.69  $ 8.87  $ 8.77
                          =======  =======  =======  =======  =======  ======  ======  ======  ======  ======
Total Return/2/.........    6.34%    2.58%   11.70%    7.95%    8.64%   8.58%   4.49%   5.37%  10.11%  11.19%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $234.99  $298.26  $281.57  $220.92  $122.62  $90.73  $58.29  $53.70  $37.68  $ 6.79
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.61%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%   0.81%   0.62%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets....    0.64%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%   0.82%   1.33%/3/
 Ratio of Net Income to
  Average Net Assets....    4.28%    3.74%    4.57%    5.48%    6.47%   6.48%   6.43%   6.44%   6.10%   7.21%/3/
 Portfolio Turnover
  Rate..................   362.0%   379.0%   429.0%   276.0%   216.0%  154.0%  256.0%  290.0%  126.0%   85.0%/3/

-------
NOTES:
1. Inception date of the Fund was December 3, 1985.
2. Total return data does not reflect the sales load payable on purchases of Shares.
3. Annualized.

                           LONG-TERM TAX-EXEMPT FUND

                                                   YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------
                           1995    1994    1993    1992    1991    1990    1989    1988    1987   1986/1/
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Period....  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68  $ 8.77  $ 8.72  $ 8.00
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..    0.43    0.42    0.46    0.51    0.54    0.55    0.53    0.54    0.63    0.09
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........    0.50   (0.12)   0.99    0.30    0.33    0.38    0.32    0.26    0.45    0.66
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............    0.93    0.30    1.45    0.81    0.87    0.93    0.85    0.80    1.08    0.75
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....   (0.43)  (0.42)  (0.46)  (0.51)  (0.54)  (0.55)  (0.53)  (0.54)  (0.63)  (0.03)
 Distributions From Net
  Realized Gain on
  Investments...........   (0.10)  (0.50)  (0.48)  (0.20)  (0.05)  (0.31)  (0.20)  (0.35)  (0.40)   0.00
 Distributions in Excess
  of Net Realized Gain
  on Investments........    0.00   (0.27)   0.00    0.00    0.00    0.00    0.00    0.00    0.00    0.00
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....   (0.53)  (1.19)  (0.94)  (0.71)  (0.59)  (0.86)  (0.73)  (0.89)  (1.03)  (0.03)
                          ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................  $ 9.27  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68  $ 8.77  $ 8.72
                          ======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return/2/.........  11.01%   2.38%  16.35%   9.19%  10.11%  10.67%  10.14%  10.15%  13.45%   9.39%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $78.88  $82.15  $85.52  $62.73  $38.04  $36.16  $19.73  $ 8.84  $ 9.36  $ 2.57
 Ratio of Net Operating
  Expenses to Average
  Net Assets............   0.80%   0.85%   0.86%   0.85%   0.86%   0.92%   0.76%   0.85%   0.80%   0.90%/3/
 Ratio of Gross
  Operating Expenses to
  Average Net Assets....   0.83%   0.86%   0.86%   0.85%   0.86%   0.92%   0.87%   1.18%   1.24%   1.84%/3/
 Ratio of Net Income to
  Average Net Assets....   4.86%   4.25%   4.73%   5.52%   6.01%   5.99%   6.14%   6.37%   6.47%   7.67%/3/
 Portfolio Turnover
  Rate..................  214.0%  252.0%  300.0%  218.0%  197.0%  437.0%  550.0%  668.0%  356.0%  134.0%/3/

-------
NOTES:
1. Inception date of the Fund was February 5, 1986.
2. Total return data does not reflect the sales load payable on purchases of Shares.
3. Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jective of each Fund, although their achievement cannot be assured. The invest-ment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below and in "Investment Limitations," the investment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM FUND

 The Short-Term Fund's investment objective is to seek as high a level of cur-rent interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in debt obligations exempt from Federal income tax issued by or on be-half of states, territories, and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities, and political subdivisions ("Municipal Obligations"). Although the Short-Term Fund has no re-strictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of one to three years.

INTERMEDIATE-TERM FUND

 The Intermediate-Term Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in Municipal Obligations. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of three to ten years.

 The Intermediate-Term Fund is designed for investors in relatively high tax brackets who are seeking greater stability of principal than is generally available from longer-term Municipal Obligations and who are willing to accept a somewhat lower yield in order to achieve this stability. Generally, the price for its Shares will be less volatile than that normally associated with a port-folio consisting of longer-term Municipal Obligations.

LONG-TERM FUND

 The Long-Term Fund's investment objective is to seek to maximize current in-terest income exempt from Federal income taxes. The Fund will realize this ob-jective over time with a view toward relative stability of principal and pres-ervation of capital. The Fund will invest substantially all of its assets in Municipal Obligations with no maturity restrictions. While the Fund's dollar-weighted average portfolio maturity may be as long as 30 years, during tempo-rary defensive periods it could be considerably shorter.

 The Long-Term Fund is designed for investors in relatively high tax brackets who are seeking the highest levels of current tax-free income and who are will-ing to accept a somewhat higher price volatility than that normally associated with short-term and intermediate-term Municipal Obligations.

Common Investment Policies

 The Funds invest in Municipal Obligations which are determined by the Invest-ment Adviser to present minimal credit risks. As a matter of fundamental poli-cy, except during temporary defensive periods, each Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding Shares.) However, from time to time on a temporary defensive basis due to market conditions, each Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should a Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury;
(ii) obligations of agencies and instrumentalities of the U.S. Government;
(iii) money market instruments such as certificates of deposit, commercial pa-per, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. Government obligations or other money market instruments; (v) municipal bond index futures and interest rate futures contracts; or (vi) securities is-sued by other investment companies that invest in high quality, short-term se-curities.

 In seeking to achieve its investment objective, each Fund may invest in "pri-vate activity bonds" (see "Types of Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the Federal alter-native minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of each Fund's total assets when added to-gether with any taxable investments held by that Fund.

 The Municipal Obligations purchased by the Funds will consist of: (1) munici-pal bonds rated "A" or better by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P") or, in certain instances, municipal bonds with lower ratings if they are deemed by the Investment Adviser to be comparable to A-rated issues; (2) municipal notes rated "MIG-2" or better ("VMIG-2" or better in the case of variable rate notes) by Moody's or "SP-2" or better by S&P; and (3) municipal commercial paper rated "Prime-2" or better by Moody's or "A-2" or better by S&P. If not rated, securities purchased by the Funds will be of comparable quality to the above ratings as determined by the Investment Adviser under the supervision of the Board of Directors. A discus-sion of Moody's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

 Although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that a Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

 The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. The Funds are not intended to constitute a complete investment program and are not designed for investors seeking capi-tal appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the facil-ity being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

 The Funds' portfolios may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securi-ties is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

 The Funds may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will re-ceive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Obli-gation. The Funds intend to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described in Investment Limitation No. 4 below. Each Fund will limit its investments in interest-only and principal-only Municipal Obligations to 5% of its total assets.

FUTURES CONTRACTS

 The Funds may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond in-dex assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A munic-ipal bond index futures contract represents a firm commitment by which two par-ties agree to take or make delivery of an amount equal to a specified dollar amount times the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the in-dex is made.

 The Funds may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts ex-cept that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggre-gate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

 When investing in futures contracts, the Funds must satisfy certain asset seg-regation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing cash and/or certain liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing cash and/or certain liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position.

 Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. In addition, there may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be taxable income of the Funds.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. In-vestments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the in-strument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, howev-er, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

REPURCHASE AGREEMENTS

 As stated above, each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agree-ments only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines ap-proved by Master Tax-Exempt Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described in Investment Limitation No. 4 below.

 The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

 The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securi-ties.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market con-ditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and forward commit-ments for speculative purposes, but only in furtherance of their investment objectives.

 In addition, the Funds may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Obligations at a specified price. The Funds will acquire "stand-by commitments" solely to facil-itate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment prac-tice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turn-over may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turn-over will not be a limiting factor in making portfolio decisions. High portfo-lio turnover may result in the realization of substantial net capital gains.
To the extent that net short-term capital gains are realized, any distribu-tions resulting from such gains are considered ordinary income for Federal in-come tax purposes. (See "Financial Highlights" and "Taxes--Federal.")

                            INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds, there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentali-ties, or political subdivisions, and (b) with respect to the Short-Term Fund, there is no limitation with respect to securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumen-talities, or political subdivisions.

 Each of the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds may not:

  4. Knowingly invest more than 10% of the value of its total assets in secu-rities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations.

                                     * * *

 In addition to the investment limitations described above, as a matter of fundamental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not in-vest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental us-er; (b) in certain circumstances, the guarantor of a guar-anteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Govern-ment, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Short-Term Tax-Exempt Securities Fund may not knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations. This investment policy may be changed by Master Tax-Exempt Fund's Board of Directors upon reasonable notice to shareholders.

 The Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds will not in-vest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

 In order to permit the sale of Shares in certain states, Master Tax-Exempt Fund may make commitments that are more restrictive than the investment poli-cies and limitations described above. Should Master Tax-Exempt Fund determine that any such commitment is no longer in the Funds' best interests, it will re-voke the commitment by terminating sales of Shares to investors residing in the state involved.

                               PRICING OF SHARES

 The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Master Tax-Exempt Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Inde-pendence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemp-tions is calculated by dividing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

 Portfolio securities in the Funds for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to the guidelines adopted by Master Tax-Exempt Fund's Board of Directors. Absent unusual circum-stances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of Shares in the Funds will fluctuate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

 Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no trans-actions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal ex-change or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and other assets are valued at fair value pursuant to guidelines adopted by the Board of Directors.

 The Funds' Administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain port-folio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing serv-ices and the valuations so established will be reviewed by the administrators under the general supervision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Master Tax-Exempt Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal offices are at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

PURCHASE OF SHARES

 The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by in-stitutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other institu-tions ("Shareholder Organizations") that have entered into shareholder servic-ing agreements with Master Tax-Exempt Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial own-ership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Service Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the par-ticular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to Customers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Master Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various share-holder administrative services with respect to their Shares (hereinafter re-ferred to as "Service Organizations"). Shares in the Funds bear the expense of fees payable to Service Organizations for such services. See "Management of the Funds--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PUBLIC OFFERING PRICE

 The public offering price for Shares of each Fund is the sum of the net asset value of the Shares pur-chased plus a sales load according to the table below:

                                                                   REALLOWANCE
                                         TOTAL SALES CHARGE         TO DEALER
                                   ------------------------------ --------------
                                     AS A % OF       AS A % OF      AS A % OF
                                   OFFERING PRICE    NET ASSET    OFFERING PRICE
AMOUNT OF TRANSACTION                PER SHARE    VALUE PER SHARE   PER SHARE
---------------------              -------------- --------------- --------------
Less than $50,000.................      4.50%          4.71%           4.00%
$50,000 to $99,999................      4.00           4.17            3.50
$100,000 to $249,999..............      3.50           3.63            3.00
$250,000 to $499,999..............      3.00           3.09            2.50
$500,000 to $999,999..............      2.00           2.05            1.50
$1,000,000 to $1,999,999..........      1.00           1.00             .50
$2,000,000 and over...............       .50            .50             .25

 The reallowance to dealers may be changed from time to time but will remain the same for all such dealers.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will reallow to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distribu-tor, an amount not exceeding the total applicable sales charges on the sales generated by the dealer at the public offering price during such programs. Al-so, the Distributor in its discretion may from time to time, pursuant to ob-jective criteria established by the Distributor, pay fees to qualifying deal-ers for certain services or activities which are primarily intended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and condi-tions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Shares or the amount that the Funds will receive from such sales.

 The sales load described above will not be applicable to: (a) purchases of Shares by customers of the Investment Adviser or its affiliates; (b) trust, agency or custodial accounts opened through the trust department of a bank, trust company or thrift institution, provided that appropriate notification of such status is given at the time of investment; (c) companies, corporations and partnerships (excluding full service broker/dealers and financial plan-ners, registered investment advisers and depository institutions not covered by the exemptions in (d) and (e) below); (d) financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers; (e) purchases of Shares by depository institutions for their own account as principal; (f) exchange transactions (described below un-der "Investor Programs-Exchange Privilege") where the Shares being exchanged were acquired in connection with the distribution of assets held in trust, agency or custodial accounts maintained with the trust department of a bank;
(g) corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Distributor and IRA accounts sponsored by the Investment Adviser; (h) company-sponsored employee pension or retirement plans making direct investments in the Funds; (i) purchases of Shares by officers, trustees, directors, employees, former employees and retirees of Master Tax-Exempt Fund, UST Master Funds, Inc. ("Master Fund"), the Investment Adviser, the Distributor or of any direct or indirect affiliate of any of them; (j) purchases of Shares by all beneficial shareholders of Master Tax-Exempt Fund or Master Fund as of May 22, 1989; (k) purchases of Shares by investment ad-visers registered under the Investment Advisers Act of 1940 for their custom-ers through an omnibus account established with United States Trust Company of New York; (l) purchases of Shares by directors, officers and employees of bro-kers and dealers selling shares pursuant to a selling agreement with Master Tax-Exempt Fund and Master Fund; (m) purchases of shares by investors who are members of affinity groups serviced by USAffinity Investments Limited Partner-ship; and (n) customers of certain financial institutions who purchase Shares through a registered representative of UST Financial Services Corp. on the premises of their financial institutions. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain share exchange transactions. Investors who have previously re-deemed shares in an "Eligible Fund" (as defined below) on which a sales load has been paid also have a one-time privilege of purchasing shares of another "Eligible Fund" at net asset value without a sales charge, provided that such privilege will apply only to purchases made within 30 calendar days from the date of redemption and only with respect to the amount of the redemption. These exemptions to the imposition of a sales load are due to the nature of the investors and/or reduced sales effort that will be needed in obtaining in-vestments.

Quantity Discounts

 An investor in the Funds may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

 In order to obtain quantity discount benefits, an investor must notify CGFSC at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please call (800) 446-1012 or contact your Shareholder Or-ganization.

 Rights of Accumulation. A reduced sales load applies to any purchase of shares of any portfolio of Master Tax-Exempt Fund and Master Fund that is sold with a sales load ("Eligible Fund") where an investor's then current aggregate investment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales load has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Funds with an aggregate current value of $49,000 on which a sales load has been paid and subsequently purchases shares of an Eligible Fund having current value of $1,000, the load applicable to the subsequent purchase would be reduced to 4.00% of the offering price. Similarly, with respect to each subsequent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales load.

 Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales load, the offer-ing price of shares of an Eligible Fund on which a sales load has been paid, beneficially owned by an investor on the date of submission of the Letter of Intent, may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.

 CGFSC will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when an investor fulfills the terms of the Letter of Intent by pur-chasing the specified amount. If purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect an investor's total pur-chases. If total purchases are less than the amount specified, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the total purchases. If such remittance is not received within 20 days, CGFSC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the Distributor's direc-tion, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales load. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

 Qualification for Discounts. For purposes of applying the Rights of Accumula-tion and Letter of Intent privileges described above, the scale of sales loads applies to the combined purchases made by any individual and/or spouse pur-chasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit sharing plan or IRA established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

PURCHASE PROCEDURES

 General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to UST Master Funds, to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to UST Master Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

 Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Re-serve System to:

   The Chase Manhattan Bank, N.A.
   ABA #021000021
   UST Funds, Account No. 9102732915
   For further credit to:
   UST Master Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Invest-ors making subsequent investments by wire should follow the above instruc-tions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for au-tomatic investment and other cash management services provided. Master Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Master Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the proceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Master Tax-Exempt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees). Fur-ther documentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Master Tax-Exempt Fund, CGFSC or the Distributor. MASTER TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, MASTER TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRA-TION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Master Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in con-nection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collect-ed, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by tel-ephone, the Investor may also deliver the redemption request to CGFSC in writ-ing at the address noted above under "How to Purchase and Redeem Shares--Re-demption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Organ-ization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Master Tax-Exempt Fund, exchange Shares in a Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Master Tax-Exempt Fund or Master Fund, provided that such other shares may legally be sold in the state of the Investor's residence.

 Master Fund currently offers 20 investment portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and ap-plying productivity enhancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Business and Industrial Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Early Life Cycle Fund, a fund seeking long-term capital appreciation by in-vesting in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

  Master Tax-Exempt Fund currently offers, in addition to the Funds, in two other portfolios as follows:

  Short-Term Tax-Exempt Fund, a diversified tax- exempt money market fund seeking a moderate level of current interest income exempt from Federal in-come taxes through investing primarily in high-quality municipal obligations maturing within 13 months; and

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of three to ten years.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Master Tax-Exempt Fund or Master Fund. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received. The Shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares (plus any appli-cable sales load) next determined after acceptance of the exchange request. No sales load will be payable on shares to be acquired through an exchange to the extent that a sales load was previously paid on the Shares being exchanged.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Master Tax-Exempt Fund or Master Fund should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Master Fund and Master Tax-Exempt Fund reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Master Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. MASTER TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RE-CEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, MASTER TAX-EXEMPT FUND
WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effec-tive three Business Days following receipt. Master Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly at-tributable to the Fund, and the general expenses or the expenses common to more than one Fund (e.g., legal, administrative, accounting, and Directors' fees) of Master Tax-Exempt Fund, prorated to each Fund on the basis of its relative net assets.

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organiza-tions will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the payable date), unless they have requested in writing (received by CGFSC at Master Tax-Exempt Fund's address prior to the payment date) to receive dividends and dis-tributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is anticipated that none of the dividends paid by the Funds will be eligible for the dividends received de-duction for corporations.

 Distribution by a Fund of the excess of its net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to them.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to reduce the sales charges applicable to the new Shares (by virtue of the exchange priv-ilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares, but may be included (subject to the limita-tion) in the tax basis of the new Shares.

 Each Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Some dividends derived from exempt-interest income ("exempt-in-terest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.")

 If a Fund should hold certain "private activity bonds" issued after August 7, 1986, the portion of dividends paid by the Fund which are attributable to in-terest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the purpose of deter-mining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such bene-fits.

 Dividends payable by the Funds which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Exempt-interest dividends and other distributions paid by the Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Mas-ter Tax-Exempt Fund's Board of Directors. The Statement of Additional Informa-tion contains the names of and general background information concerning Master Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York serves as the Investment Adviser to each Fund. U.S. Trust is a state-chartered bank and trust company. The Invest-ment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment man-agement, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. The Investment Adviser is a member bank of the Federal Reserve System and the Federal Deposit Insur-ance Corporation and is one of the twelve members of the New York Clearing House Association.

 On December 31, 1994, the Investment Adviser's Asset Management Group had ap-proximately $33 billion in assets under management. The Investment Adviser, which has its principal offices at 114 W. 47th Street, New York, New York 10036, is a subsidiary of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Short-Term, Intermediate-Term and Long-Term Funds' portfolio manager, Ken-neth J. McAlley, is the person primarily responsible for the day-to-day manage-ment of the Funds' investment portfolios. Mr. McAlley, Executive Vice President and Manager of the Fixed Income Investment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Long-Term Fund's portfolio manager since 1986 and the Short-Term and Intermediate-Term Funds' portfolio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Fund, .35% of the average daily net assets of the Intermediate-Term Fund, and .50% of the average daily net assets of the Long-Term Fund. For the fiscal year ended March 31, 1995, the Investment Adviser re-ceived an advisory fee at the effective annual rates of .28%, .32% and .47% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively. For the same period, the Investment Adviser waived advi-sory fees at the effective annual rates of .02%, .03% and .03% of the average daily net assets of each of the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

 From time to time, the Investment Adviser may waive (either voluntarily or pursuant to applicable statutory expense limitations) all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Service Organizations" for additional in-formation on fee waivers.

ADMINISTRATORS

 CGFSC and Federated Administrative Services serve as the Funds' administrators (the "Administrators") and provide them with general administrative and opera-tional assistance. The Administrators also serve as administrators of the other portfolios of Master Tax-Exempt Fund and Master Fund, which are also advised by the Investment Adviser and distributed by the Distributor. For the services provided to all portfolios of Master Tax-Exempt Fund and Master Fund (except the International, Emerging Americas, Pacific/Asia and Pan European Funds of Master

Fund), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the two companies (excluding the International, Emerging Americas, Pacific/Asia and Pan European Funds) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                  NET ASSETS OF MASTER TAX-EXEMPT
                        FUND AND MASTER FUND
                   (EXCLUDING THE INTERNATIONAL,
                EMERGING AMERICAS, PACIFIC/ASIA AND
                        PAN EUROPEAN FUNDS)                          ANNUAL FEE
                -----------------------------------                  ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Master Tax-Exempt Fund and Master Fund are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Service Organizations" for additional information on fee waivers. For the fiscal year ended March 31, 1995, CGFSC and Concord Holding Corporation, the former co-administrator, received an aggregate administration fee (under the same compensation arrangements noted above) at the effective annual rate of
 .154% of the average daily net assets of each of the Short-Term, Intermediate-Term and Long-Term Funds.

SERVICE ORGANIZATIONS

 Master Tax-Exempt Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the administrative services provided to Customers, a Fund will pay the Service Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its Shares held by the Service Organiza-tion's Customers. Such services, which are described more fully in the State-ment of Additional Information under "Management of the Funds--Service Organi-zations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. Un-der the terms of the Servicing Agreement, Service Organizations will be re-quired to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distribut-ing securities such as Shares of the Funds, but such banking laws and regula-tions do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an in-vestment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Orga-nizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this para-graph and banks and financial institutions may be required to register as deal-ers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Invest-ment Adviser and such Shareholder Organizations might be required to alter ma-terially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in finan-cial loss to any shareholder.

                          DESCRIPTION OF CAPITAL STOCK

 Master Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Master Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 5 classes of shares representing 5 investment portfolios currently being offered. Master Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or re-classify any class of shares of Master Tax-Exempt Fund into one or more classes or series. Shares of Class B, C and F represent interests in the Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and Short-Term Tax-Exempt Securities Funds, respectively.

 Each Share represents an equal proportionate interest in the particular Fund with other Shares of the same class, and is entitled to such dividends and dis-tributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Master Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full Share held, and fractional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July 11, 1995, U.S. Trust held of record substantially all of the Shares in the Funds as agent or custodian for its customers, but did not own such Shares beneficially because it did not have voting or investment discretion with respect to such Shares. U.S. Trust is a wholly-owned subsidiary of U.S. Trust Corporation.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank, N.A. ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Com-munications to the custodian should be directed to Chase, Mutual Funds Service Division, 770 Broadway, New York, New York 10003-9598.

 U.S. Trust serves as the Funds' transfer and dividend disbursing agent. U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides cer-tain transfer agent, dividend disbursement and registrar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the per-formance of mutual funds.

 Performance and yield data as reported in national financial publications, in-cluding but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its maximum offering price per Share on the last day of the period, and annualizing the result on a semiannual basis.

 In addition, each Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal income taxes at a stated tax rate.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares, and also reflect the maximum sales load charged by the Fund.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market condi-tions. Any fees charged by the Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in calcu-lations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' in-dependent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Master Tax-Exempt Fund or a particular Fund means, with re-spect to the approval of an investment advisory agreement or a change in a fun-damental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Master Tax-Exempt Fund or such Fund, or (b) 67% or more of the shares of Master Tax-Exempt Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Master Tax-Exempt Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                    INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:                           FOR OVERNIGHT DELIVERY: send to:
  Complete the Application(s) and mail to:      UST Master Funds
                                                c/o Chase Global Funds Service Company--Transfer
  UST Master Funds                                Agent
  c/o Chase Global Funds Service Company        73 Tremont Street
  P.O. Box 2798                                 Boston, MA 02108-3913
  Boston, MA 02208-2798

  Please enclose with the Application(s) your check made payable to the "UST Master Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus enti-tled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organiza-tions, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity.)*

  *A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

--------------------------------------------------------------------------------
[LOGO OF UST      CHASE GLOBAL FUNDS SERVICE COMPANY
MASTER FUNDS      CLIENT SERVICES
APPEARS HERE]     P.O. Box 2798                          NEW ACCOUNT APPLICATION
                  Boston, MA 02208-2798
                  (800) 446-1012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

[_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor

[_] Other ________________________

Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.


__________________________________   ________________________________________
Name(s) (please print)               Social Security # or Taxpayer
                                     Identification #

__________________________________   (___)___________________________________
Name                                 Telephone #

__________________________________
Address

__________________________________   [_] U.S. Citizen
    City/State/Zip                   [_] Other (specify) ____________________

--------------------------------------------------------------------------------
FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "UST MASTER FUNDS.")
--------------------------------------------------------------------------------

                                           INITIAL INVESTMENT                                        INITIAL INVESTMENT
[_] Short-Term Tax-Exempt Securities Fund  $ ________________ 825     [_] Long-Term Tax-Exempt Fund  $ ________________ 808
[_] Intermediate-Term Tax-Exempt Fund      $ ________________ 807     [_] Other ___________________  $ ________________
                                                                      TOTAL INITIAL INVESTMENT:      $ ________________

NOTE: If investing     A. BY MAIL: Enclosed is a check in the amount of
by wire, you must      $ _________ payable to "UST Master Funds."
obtain a Bank Wire     B. BY WIRE: A bank wire in the amount of
Control Number. To     $ _______________ has been sent to the Fund from
do so, please call
(800) 446-1012 and     ___________________  _______________________
ask for the Wire           Name of Bank       Wire Control Number
Desk.

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
All dividends are to be        [_] reinvested           [_] paid in cash All
capital gains are to be        [_] reinvested           [_] paid in cash

--------------------------------------------------------------------------------
ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION

[_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Master Fund, Master Tax-Exempt Fund, CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Master Fund and Master Tax-Exempt Fund fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

[_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

SPECIAL PURCHASE AND REDEMPTION PLANS

I/We have completed and attached the Supplemental Application for:

[_] Automatic Investment Plan
[_] Systematic Withdrawal Plan

AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.

I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the UST Master Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

Title on Bank Account*_________________________________________________________

Name of Bank __________________________________________________________________

Bank A.B.A. Number _____________________  Account Number ______________________

Bank Address __________________________________________________________________

City/State/Zip ________________________________________________________________
(attach voided check here)

A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.

* TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------
RIGHTS OF ACCUMULATION
--------------------------------------------------------------------------------

To qualify for Rights of Accumulation, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

[_] I/We qualify for the Rights of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information.
[_] I/We own shares of more than one Fund distributed by Edgewood Services, Inc.
    Listed below are the numbers of each of my/our Shareholder Accounts.
[_] The registration of some of my/our shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

LIST OF OTHER UST MASTER FUND ACCOUNTS:

______________________  ________________________________________________________

______________________  ________________________________________________________

______________________  ________________________________________________________
ACCOUNT NUMBER          ACCOUNT REGISTRATIONS

--------------------------------------------------------------------------------
LETTER OF INTENT
--------------------------------------------------------------------------------

[_] I agree to the Letter of Intent provisions set forth in the Prospectus. Although I am not obligated to purchase, and Master Tax-Exempt Fund is not obligated to sell, I intend to invest, over a 13-month period beginning
on       , 19 , an aggregate amount in Eligible Funds of Master Fund and Master
Tax-Exempt Fund at least equal to (check appropriate box):

[_] $50,00                   [_] $100,000                    [_] $250,000
[_] $500,000                 [_] $1,000,000                  [_] $2,000,0000

By signing this application, I hereby authorize CGFSC to redeem an appropriate number of shares held in escrow to pay any additional sales loads payable in the event that I do not fulfill the terms of this Letter of Intent.

--------------------------------------------------------------------------------
AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

[_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

[_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

I/We represent that I am/we are of legal age and capacity to purchase shares of the UST Master Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, United States Trust Company of New York, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.


X _____________________________________  Date __________________________________
Owner Signature

X _____________________________________  Date __________________________________
Co-Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

_____________________________________  _________________________________________
Investment Dealer's Name               Source of Business Code

_____________________________________  _________________________________________
Main Office Address                    Branch Number

_____________________________________  _________________________________________
Representative's Number                Representative's Name

_____________________________________  _________________________________________
Branch Address                         Telephone

_____________________________________  _________________________________________
Investment Dealer's Authorized         Title
Signature

--------------------------------------------------------------------------------
[LOGO OF UST     CHASE GLOBAL FUNDS SERVICE COMPANY
MASTER FUNDS     CLIENT SERVICES                       SUPPLEMENTAL APPLICATION
APPEARS HERE]    P.O. Box 2798                         SPECIAL INVESTMENT AND
                 Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                 (800) 446-1012
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ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT
APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

Fund Name __________________________  Account Number ___________________________

Owner Name _________________________  Social Security or Taxpayer ID Number ____

Street Address _____________________  City, State, Zip Code ____________________

Resident of  [_] U.S.  [_] Other ___  [_] Check here if this is a change of address

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DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes
below are checked:  All dividends are to be     [_] reinvested  [_] paid in cash
                    All capital gains are to be [_] reinvested  [_] paid in cash

B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                       Name of Your Bank _______________________

Name ________________________________  Bank Account Number _____________________

Address _____________________________  Address of Bank _________________________

City, State, Zip Code __________________________________________________________

C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered UST Master Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

From: _______________________________  Account No. _____________________________
                (Fund)

To: _________________________________  Account No. _____________________________
                (Fund)
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AUTOMATIC INVESTMENT PLAN       [_] YES       [_] NO
--------------------------------------------------------------------------------

I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable public offering price determined on that day.

[_] Monthly on the 1st day                  [_] Monthly on the 15th day
[_] Monthly on both the 1st and 15th days

Amount of each debit (minimum $50 per Fund) $ __________________________________

NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
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UST MASTER FUNDS
CLIENT SERVICES                                        AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BANK AUTHORIZATION
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__________________________ ___________________________ _________________________
Bank Name                  Bank Address                Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.


______________________________________ _________________________________________
Account Holder's Name                  Joint Account Holder's Name

X_________________________ ___________ X_________________________ ______________
        Signature          Date                Signature          Date

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SYSTEMATIC WITHDRAWAL PLAN   [_] YES   [_] NO      NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.

I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our UST Master Fund Account on the designated dates in order to make the following periodic payments:

[_] Monthly on the 24th day
[_] Quarterly on the 24th day of January, April, July and October
[_] Other____________________________

(This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

Amount of each check ($100 minimum)  $_____________________________

Please make check payable       Recipient ______________________________________
to: (To be completed only
if redemption proceeds to       Street Address _________________________________
be paid to other than
account holder of record or City, State, Zip Code __________________________ mailed to address other than address of record)

NOTE: If recipient of checks is not the registered shareholder, signature(s)
----
below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).


Date ________________________

X                                      X
_____________________________________  _________________________________________
Signature                              Signature

_____________________________________  _________________________________________
Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)

X                                      X
_____________________________________  _________________________________________

_____________________________________  _________________________________________
Signature                              Signature

_____________________________________  _________________________________________
Signature Guarantee* (if applicable)   Signature Guarantee* (if applicable)

*ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVES AND POLICIES.........................................   8
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   9
INVESTMENT LIMITATIONS.....................................................  13
PRICING OF SHARES..........................................................  14
HOW TO PURCHASE AND REDEEM SHARES..........................................  15
INVESTOR PROGRAMS..........................................................  21
DIVIDENDS AND DISTRIBUTIONS................................................  24
TAXES......................................................................  24
MANAGEMENT OF THE FUNDS....................................................  26
DESCRIPTION OF CAPITAL STOCK...............................................  28
CUSTODIAN AND TRANSFER AGENT...............................................  28
PERFORMANCE AND YIELD INFORMATION..........................................  28
MISCELLANEOUS..............................................................  29
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  30

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF AD-DITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COM-PANIES OR BY THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER-ING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTTXXP995

                          [LOGO OF UST APPEARS HERE]

                         MASTER TAX-EXEMPT FUNDS, INC.

                     SHORT-TERM TAX-EXEMPT SECURITIES FUND

                       INTERMEDIATE-TERM TAX-EXEMPT FUND

                           LONG-TERM TAX-EXEMPT FUND


                                  Prospectus
                                August 1, 1995
                       (as revised on September 1, 1995)

                                                    [LOGO OF UST MASTER
                                                   TAX-EXEMPT FUNDS, INC.
                                                         APPEARS HERE
A Management Investment Company                 MASTER TAX-EXEMPT FUNDS, INC.
-------------------------------------------------------------------------------
New York Intermediate-Term         For initial purchase information, current
Tax-Exempt Fund                    prices, yield and performance information
                                   and existing account information, call (800)
73 Tremont Street                  446-1012. (From overseas, call (617) 557-
Boston, Massachusetts 02108-3913   8280.)
-------------------------------------------------------------------------------


This Prospectus describes the New York Intermediate-Term Tax-Exempt Fund (the "Fund"), a non-diversified investment portfolio offered to investors by UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund"), an open-end manage-ment investment company.

 NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND'S investment objective is to pro-vide New York investors with as high a level of current interest income exempt from Federal income tax, and, to the extent possible, from New York state and New York City personal income taxes, as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in New York Municipal Obligations. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will have a dollar-weighted average portfolio matu-rity of 3 to 10 years.

 Edgewood Services, Inc. sponsors the Fund and serves as its distributor and United States Trust Company of New York (the "Investment Adviser" or "U.S. Trust") serves as the Fund's investment adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1995 (as revised on September 1, 1995) and con-taining additional information about the Fund has been filed with the Securi-ties and Exchange Commission. The current Statement of Additional Information is available to investors without charge by writing to Master Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Ad-ditional Information, as it may be supplemented from time to time, is incorpo-rated by reference in its entirety into this Prospectus.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, UNITED STATES TRUST COMPANY, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE COR-PORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                August 1, 1995
                       (as revised on September 1, 1995)

                                EXPENSE SUMMARY

                                                                  NEW YORK
                                                              INTERMEDIATE-TERM
                                                               TAX-EXEMPT FUND
                                                              -----------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load on Purchases (as percentage of offering
 price)......................................................       4.50%
Sales Load on Reinvested Dividends...........................        None
Deferred Sales Load..........................................        None
Redemption Fees/1/...........................................        None
Exchange Fee.................................................        None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Advisory Fees (after fee waivers)/2/.........................        .48%
12b-1 Fees...................................................        None
Other Operating Expenses
 Administrative Servicing Fee/2/.............................        .02%
 Other Expenses..............................................        .28%
                                                                    -----
Total Operating Expenses (after fee waivers)/2/..............        .78%
                                                                    =====

-------
1. The Fund's transfer agent imposes a direct $8.00 charge on each wire redemp-tion by noninstitutional (i.e. individual) investors which is not reflected in the estimated expense ratios presented herein. Shareholder organizations may charge their customers transaction fees in connection with redemptions. See "Redemption Procedures."
2. The Investment Adviser and Administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fee" would be .50% and "To-tal Operating Expenses" would be .80% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
New York Intermediate-Term Tax-Exempt Fund......  $53     $69     $86     $137

  The foregoing expense summary and example (based on the maximum sales load payable on the Shares) are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Fund for the fiscal year ended March 31, 1995. For more complete descriptions of the Fund's operating expenses, see "Manage-ment of the Fund" in this Prospectus and the financial statements and notes in-corporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Master Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1995 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Master Tax- Exempt Fund's independent auditors. The follow-ing table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also contained in the Annual Report to Shareholders, which may be obtained from Master Tax-Ex-empt Fund without charge by calling the number on the front cover of this Pro-spectus.

                   NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

                                             YEAR ENDED MARCH 31,
                                     ----------------------------------------
                                      1995    1994     1993    1992   1991/1/
                                     ------  -------  ------  ------  -------
Net Asset Value, Beginning of
 Period............................. $ 8.18  $  8.61  $ 8.31  $ 8.20  $ 8.00
                                     ------  -------  ------  ------  ------
Income From Investment Operations
  Net Investment Income.............   0.33     0.31    0.34    0.41    0.39
  Net Gains or (Losses) on
   Securities (both realized and
   unrealized)......................   0.15    (0.13)   0.41    0.19    0.20
                                     ------  -------  ------  ------  ------
  Total From Investment Operations..   0.48     0.18    0.75    0.60    0.59
                                     ------  -------  ------  ------  ------
Less Distributions
  Dividends From Net Investment
   Income...........................  (0.33)   (0.31)  (0.34)  (0.41)  (0.39)
  Distributions From Net Realized
   Gain on Investments..............  (0.09)   (0.22)  (0.11)  (0.08)   0.00
  Distributions in Excess of Net
   Realized Gain on Investments.....   0.00    (0.08)   0.00    0.00    0.00
                                     ------  -------  ------  ------  ------
  Total Distributions...............  (0.42)   (0.61)  (0.45)  (0.49)  (0.39)
                                     ------  -------  ------  ------  ------
Net Asset Value, End of Period...... $ 8.24  $  8.18  $ 8.61  $ 8.31  $ 8.20
                                     ======  =======  ======  ======  ======
Total Return/2/.....................  6.05%    1.87%   9.27%   7.42%   7.54%
Ratios/Supplemental Data
  Net Assets, End of Period (in
   millions)........................ $87.16  $107.49  $88.25  $52.26  $25.88
  Ratio of Net Operating Expenses to
   Average Net Assets...............  0.78%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Gross Operating Expenses
   to Average Net Assets............  0.80%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Net Income to Average Net
   Assets...........................  4.06%    3.55%   3.94%   4.82%   5.72%/3/
  Portfolio Turnover Rate........... 563.0%   326.0%  339.0%  106.0%  105.0%/3/

-------
NOTES
1. Inception date of the Fund was May 31, 1990.
2. Total return data does not reflect the sales load payable on purchases of Shares.
3. Annualized.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser will use its best efforts to achieve the Fund's invest-ment objective although its achievement cannot be assured. The Fund's invest-ment objective and, except as indicated otherwise, the policies described below may be changed by Master Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limitations which cannot be changed without the requisite vote of the shareholders are set forth below under "In-vestment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide New York investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from New York state and New York City personal income taxes as is consistent with the preser-vation of capital and relative stability of principal. To accomplish this goal, the Fund anticipates that it will invest primarily in New York Municipal Obli-gations as defined below. Although the Fund has no restrictions as to the mini-mum or maximum maturity of any individual security that it may hold, it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions, the in-terest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers such as Puerto Rico, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York state and New York City income taxes ("New York Munici-pal Obligations"). In general, the Fund anticipates that dividends derived from interest on Municipal Obligations other than New York Municipal Obligations will be exempt from regular Federal income tax but may be subject to New York state and New York City personal income taxes. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitations in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "A" or higher by Standard & Poor's Ratings Group ("S&P") or by Moody's Investors Service, Inc. ("Moody's"), in the case of bonds (or, in cer-tain instances, municipal bonds with lower ratings if they are determined by the Investment Adviser to be comparable to A-rated issues); (2) "SP-2" or higher by S&P or "MIG-2" or higher ("VMIG-2" or higher, in the case of variable rate notes) by Moody's, in the case of notes; and (3) "A-2" or higher by S&P or "Prime-2" or higher by Moody's, in the case of tax-exempt commercial paper. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Adviser under the supervision of the Board of Directors. A discussion of Moody's and S&P's rating categories is contained in Appendix A to the Statement of Additional Informa-tion.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Reve-nue securities are payable only from the revenues derived from a particular fa-cility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities, and are not payable from the unrestricted reve-nues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal mar-ket conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restora-tion of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will re-ceive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Obli-gation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit described in Investment Limitation No. 3 below.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's determination that their quality at the time of pur-chase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guar-antee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may (at any time or during specified intervals within a pre-scribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer de-faulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suf-fer a loss with respect to the instruments.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular Municipal Obli-gations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. The Fund expects that its forward commitments and "when-issued" pur-chases will not exceed 25% of the value of its total assets absent unusual mar-ket conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and forward commitments for speculative purposes but only in furtherance of its investment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Ob-ligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facilitate port-folio liquidity and does not intend to exercise its rights thereunder for trad-ing purposes. "Stand-by commitments" acquired by the Fund will be valued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index futures contracts, investment company securities and repurchase agree-ments are described below.

Futures Contracts

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond in-dex assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A munic-ipal bond index futures contract represents a firm commitment by which two par-ties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures con-tract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts ex-cept that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase where the transactions reduce risks inherent in the management of the Fund. The Fund will engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Ex-change Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures con-tract, it must maintain a segregated account containing cash and/or certain liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing cash and/or certain liquid assets in an amount equal to the market value of the securities underlying such con-tract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation re-quirements are not applicable when the Fund "covers" a futures position gener-ally by entering into an offsetting position. As of the date of this Prospec-tus, the Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. In addition, there may be an imperfect correla-tion, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be taxable.

Investment Company Securities

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net as-set value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act") which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

Repurchase Agreements

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Ad-viser, pursuant to guidelines established by Master Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Invest-ment Adviser or any of its affiliates. Repurchase agreements with remaining ma-turities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit described in Investment Limitation No. 3 below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securi-ties or loss to the extent that proceeds from a sale of the underlying securi-ties were less than the repurchase price under the agreement. Income on the re-purchase agreements will be taxable.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is de-termined by the Investment Adviser, acting under guidelines approved and moni-tored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illi-quidity in the Fund during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. The rate of portfolio turnover will not be a lim-iting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the realization of substan-tial net capital gains. To the extent that net short-term capital gains are re-alized, any distributions resulting from such gains are considered ordinary in-come for Federal income tax purposes. (See "Financial Highlights" and "Taxes-- Federal").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser determines that non-diversifi-cation is appropriate in order to maximize the percentage of the Fund's assets that are New York Municipal Obligations. The investment return on a non-diver-sified portfolio typically is dependent upon the performance of a smaller num-ber of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of the Fund's portfolio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from reve-nues on similar projects, the Fund will be subject to the particular risks pre-sented by such projects to a greater extent than it would be if its assets were not so concentrated.

 The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continu-ing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

 Certain substantial issuers of New York Municipal Obligations (including is-suers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of mu-nicipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain is-suers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their municipal obligations, the oc-currence of any such default could affect adversely the market values and mar-ketability of all New York Municipal Obligations and, consequently, the net as-set value of the Fund's portfolio.

 Other considerations affecting the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York state and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Investment Adviser will review the proceedings relating to the issuance of Municipal Obli-gations or the basis for such opinions.

                             INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer; and (b) the foregoing 5% limitation does not apply to securi-ties issued or guaranteed by the U.S. Government, its agencies or instrumen-talities;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days and other securities which are not readily marketable; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 For purposes of Investment Limitation No. 1 above: (a) a security is consid-ered to be issued by the governmental entity or entities whose assets and reve-nues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guaran-tee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obliga-tions.

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in illiquid securities, including repurchase agreements with remaining ma-turities in excess of seven days and other securities which are not readily marketable.

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Exchange and the Investment Adviser are open for business ("Business Day"). Currently, the holidays which the Fund observes are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of outstanding Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Master Tax-Exempt Fund's Board of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amor-tized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's port-folio securities changes in response to changing market rates of interest and other factors.

 The Fund's Administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general supervision of Master Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Master Tax-Exempt Fund's sponsor and distributor, Edge-wood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal offices are at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

PURCHASE OF SHARES

 The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by in-stitutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other institu-tions ("Shareholder Organizations") that have entered into shareholder servic-ing agreements with Master Tax-Exempt Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial own-ership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Service Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the par-ticular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to Customers. A Shareholder Organization may also elect to establish its Customers as record holders.

 Master Tax-Exempt Fund enters into shareholder servicing agreements with Shareholder Organizations which agree to provide their Customers various share-holder administrative services with respect to their Shares (hereinafter re-ferred to as "Service Organizations"). Shares in the Fund bear the expense of fees payable to Service Organizations for such services. See "Management of the Fund--Service Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly in accordance with procedures described below un-der "Purchase Procedures."

PUBLIC OFFERING PRICE

 The public offering price for the Shares is the sum of the net asset value of the Shares purchased plus a sales load according to the table below:

                                                                   REALLOWANCE
                                        TOTAL SALES CHARGES         TO DEALERS
                                   ------------------------------ --------------
                                     AS A % OF       AS A % OF      AS A % OF
                                   OFFERING PRICE    NET ASSET    OFFERING PRICE
AMOUNT OF TRANSACTION                PER SHARE    VALUE PER SHARE   PER SHARE
---------------------              -------------- --------------- --------------
Less than $50,000.................      4.50%          4.71%           4.00%
$50,000 to $99,999................      4.00           4.17            3.50
$100,000 to $249,999..............      3.50           3.63            3.00
$250,000 to $499,999..............      3.00           3.09            2.50
$500,000 to $999,999..............      2.00           2.05            1.50
$1,000,000 to $1,999,999..........      1.00           1.00             .50
$2,000,000 and over...............       .50            .50             .25

 The reallowance to dealers may be changed from time to time but will remain the same for all such dealers.

 At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any dealer that sponsors sales contests or recogni-tion programs conforming to criteria established by the Distributor, or partic-ipates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the dealer at the public offering price during such programs. Also, the Distributor in its dis-cretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activi-ties which are primarily intended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price of Shares or the amount that the Fund will receive from such sales.

 The sales load described above will not be applicable to: (a) purchases of Shares by customers of the Investment Adviser or its affiliates; (b) trust, agency or custodial accounts opened through the trust department of a bank, trust company or thrift institution, provided that appropriate notification of such status is given at the time of investment; (c) companies, corporations and partnerships (excluding full service broker/dealers and financial planners, registered investment advisers and depository institutions not covered by the exemptions in (d) and (e) below); (d) financial planners and registered invest-ment advisers not affiliated with or clearing purchases through full service broker/dealers; (e) purchases of Shares by depository institutions for their own account as principal; (f) exchange transactions (described below under "In-vestor Programs--Exchange Privilege") where the Shares being exchanged were ac-quired in connection with the distribution of assets held in a trust, agency or custodial account maintained with the trust department of a bank; (g) corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Distributor and IRA accounts sponsored by the In-vestment Adviser; (h) company-sponsored employee pension or retirement plans making direct investments in the Fund; (i) purchases of Shares by officers, trustees, directors, employees, former employees and retirees of Master Tax-Ex-empt Fund, UST Master Funds, Inc. ("Master Fund"), the Investment Adviser, the Distributor or of any direct or indirect affiliate of any of them; (j) pur-chases of Shares by all beneficial shareholders of Master Tax-Exempt Fund or Master Fund as of May 22, 1989; (k) purchases of Shares by investment advisers registered under the Investment Advisers Act of 1940 for their customers through an omnibus account established with United States Trust Company of New York; (l) purchases of Shares by directors, officers and employees of brokers and dealers selling shares pursuant to a selling agreement with Master Tax-Ex-empt Fund and Master Fund; (m) purchases of shares by investors who are members of affinity groups serviced by USAffinity Investments Limited Partnership; and
(n) customers of certain financial institutions who purchase Shares through a registered representative of UST Financial Services Corp. on the premises of their financial institutions. In addition, no sales load is charged on the re-investment of dividends or distributions or in connection with certain share exchange transactions. Investors who have previously redeemed shares in an "El-igible Fund" (as defined below) on which a sales load has been paid also have a one-time privilege of purchasing shares of another "Eligible Fund" at net asset value without a sales charge, provided that such privilege will apply only to purchases made within 30 calendar days from the date of redemption and only with respect to the amount of the redemption. These exemptions to the imposi-tion of a sales load are due to the nature of the investors and/or reduced sales effort that will be needed in obtaining investments.

Quantity Discounts

 An investor in the Fund may be entitled to reduced sales charges through Rights of Accumulation, a Let-ter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

 In order to obtain quantity discount benefits, an investor must notify CGFSC at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor's holdings through a check of appropriate records. For more information about quantity discounts, please call (800) 446-1012 or contact your Shareholder Or-ganization.

 Rights of Accumulation. A reduced sales load applies to any purchase of shares of any portfolio of Master Tax-Exempt Fund and Master Fund that is sold with a sales load ("Eligible Fund") where an investor's then current aggregate invest-ment is $50,000 or more. "Aggregate investment" means the total of: (a) the dollar amount of the then current purchase of shares of an Eligible Fund and
(b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales load has been paid. If, for example, an investor beneficially owns shares of one or more Eli-gible Funds with an aggregate current value of $49,000 on which a sales load has been paid and subsequently purchases shares of an Eligible Fund having cur-rent value of $1,000, the load applicable to the subsequent purchase would be reduced to 4.00% of the offering price. Similarly, with respect to each subse-quent investment, all shares of Eligible Funds that are beneficially owned by the investor at the time of investment may be combined to determine the appli-cable sales load.

 Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales load, the offering price of shares of an Eligible Fund on which a sales load has been paid, bene-ficially owned by an investor on the date of submission of the Letter of In-tent, may be used as a credit toward completion of the Letter of Intent. Howev-er, the reduced sales load will be applied only to new purchases.

 CGFSC will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when an investor fulfills the terms of the Letter of Intent by pur-chasing the specified amount. If purchases qualify for a further sales load re-duction, the sales load will be adjusted to reflect an investor's total pur-chases. If total purchases are less than the amount specified, an investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the total purchases. If such re-mittance is not received within 20 days, CGFSC, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the Distributor's direction, will re-deem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales load in effect at the time of signing, but an in-vestor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales load. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

 Qualification for Discounts. For purposes of applying the Rights of Accumula-tion and Letter of Intent privileges described above, the scale of sales loads applies to the combined purchases made by any individual and/or spouse purchas-ing securities for his, her or their own account or for the account of any mi-nor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit sharing plan or IRA established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to UST Master Funds, to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to UST Master Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank, N.A.
   ABA #021000021
   UST Funds, Account No. 9102732915
   For further credit to:
   UST Master Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Master Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any mini-mum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Master Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   UST Master Funds
   c/o Chase Global Funds Service Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after proper receipt by CGFSC of the redemption request. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of

$500 or more will be wired to a Direct Investor's account. An $8.00 fee for each wire redemption by a Direct Investor is deducted by CGFSC from the pro-ceeds of the redemption. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in writ-ten instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Master Tax-Exempt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees). Fur-ther documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Master Tax-Exempt Fund, CGFSC or the Distributor. MASTER TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, MASTER TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRA-TION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Master Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been col-lected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate ac-cess to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in con-nection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collect-ed, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an investor is unable to contact CGFSC by tel-ephone, the Investor may also deliver the redemption request to CGFSC in writ-ing at the address noted above under "How to Purchase and Redeem Shares--Re-demption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of the Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required min-imum balance.

GENERAL

 Purchase and redemption orders for Shares which are received and accepted prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received and accepted after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Master Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of the same series of any other portfolio offered by Master Tax-Exempt Fund or Master Fund, provided that such other shares may legally be sold in the state of the Investor's residence.

 UST Master Tax-Exempt Funds, Inc. currently offers, in addition to the Fund, four other portfolios:

  Short-Term Tax-Exempt Fund, a diversified tax-exempt money market fund seek-ing a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations ma-turing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of three to ten years; and

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize over time current income exempt from Federal income taxes, investing in municipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years.

 UST Master Funds, Inc. currently offers twenty investment portfolios:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income through invest-ments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Equity Fund, a fund seeking primarily long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund investing substantially in equity securities in seeking to provide moderate current income and to achieve capital appreci-ation as a secondary objective;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources;

  Productivity Enhancers Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their roles as innovators, devel-opers and suppliers of goods and services which enhance service and manufac-turing productivity or companies that are most effective at obtaining and applying productivity en-hancement developments;

  Environmentally-Related Products and Services Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their provi-sion of products, technologies and services related to conservation, protec-tion and restoration of the environment;

  Aging of America Fund, a fund seeking long-term capital appreciation by in-vesting in companies benefitting from the changes occurring in the demo-graphic structure of the U.S. population, particularly of its growing popula-tion of individuals over the age of 40;

  Communication and Entertainment Fund, a fund seeking long-term capital ap-preciation by investing in companies benefitting from the technological and international transformation of the communications and entertainment indus-tries, particularly the convergence of information, communication and enter-tainment media;

  Business and Industrial Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeployment of assets and operations in order to become more competitive or profitable;

  Global Competitors Fund, a fund seeking long-term capital appreciation by investing in U.S.-based companies benefitting from their position as effec-tive and strong competitors on a global basis;

  Early Life Cycle Fund, a fund seeking long-term capital appreciation by in-vesting in smaller companies in the earlier stages of their development or larger or more mature companies engaged in new and higher growth potential operations;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Emerging Americas Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments in all coun-tries in the Western Hemisphere, except the U.S.;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments located in Europe.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another portfo-lio of Master Tax-Exempt Fund or Master Fund. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined af-ter the exchange request is received. The Shares of the portfolio to be ac-quired will be purchased at the per share net asset value of those shares (plus any applicable sales load) next determined after acceptance of the exchange re-quest. No sales load will be payable on shares to be acquired through an ex-change to the extent that a sales load was previously paid on the Shares being exchanged.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Master Tax-Exempt Fund or Master Fund should request and review the prospectuses of such Funds. Such prospec-tuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Master Fund and Master Tax-Exempt Fund reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Master Tax-Exempt Fund may modify or terminate the ex-change program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. MASTER TAX-EXEMPT FUND, CGFSC AND THE DISTRIB-UTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE

REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, MASTER TAX-EX-EMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RE-CORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRA-TION.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before mak-ing an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their institutions.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per transaction) at regular intervals selected by the Investor. The min-imum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Shares at predetermined in-tervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more Shares to be purchased dur-ing periods of lower share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be fol-lowed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Master Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's assets, less (ii) amortization of premium on such assets, accrued expenses directly at-tributable to the Fund, and the general expenses or the expenses common to more than one Fund (e.g., legal, administrative, accounting, and Directors' fees) of Master Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Master Tax-Exempt Fund's address prior to the payment date) to receive divi-dends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in ac-cordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross in-come under Section 103(a) of the Code, unless under the circumstances applica-ble to the particular shareholder, exclusion would be disallowed. (See State-ment of Additional Information--"Additional Information Concerning Taxes.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to in-dividuals and the 20% alternative minimum tax and the environmental tax appli-cable to corporations. Corporate shareholders must also take all exempt-inter-est dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving So-cial Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend pay-ment, although in effect a return of capital, will be taxable to them.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for shares of another portfolio within 90 days of the purchase and is able to re-duce the sales charges applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged Shares, but may be included (subject to the lim-itation) in the tax basis of the new shares.

NEW YORK

 Exempt-interest dividends (as defined for Federal income tax purposes) derived from interest on New York Municipal Obligations (as defined above) will be ex-empt from New York state and New York City personal income taxes (but not cor-porate franchise taxes), provided the interest on such obligations is and con-tinues to be exempt from applicable Federal, New York state and New York City income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, distributions by the Fund may be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Obligations) other than interest on the New York Municipal Obligations described above are not ex-empt from New York State and New York City taxes. A percentage of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares of the Fund is not deductible for Federal, New York state or New York City personal income tax purposes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should con-sult their tax advisers with specific reference to their own tax situations. Shareholders will be advised at least annually as to the Federal, New York state and New York City personal income tax consequences of distributions made each year.

                             MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Master Tax-Exempt Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Master Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York serves as the Investment Adviser to the Fund. U.S. Trust is a state-chartered bank and trust company. The Invest-ment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. The Investment Adviser is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association.

 On December 31, 1994, the Investment Adviser's Asset Management Group had ap-proximately $33 billion in assets under management. The Investment Adviser, which has its principal offices at 114 W. 47th Street, New York, New York 10036, is a subsidiary of U.S. Trust Corporation, a registered bank holding company.

 The Investment Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales. The Fund's portfo-lio manager, Kenneth J. McAlley, is the person primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. McAlley, Execu-tive Vice President and Manager of the Fixed Income Investment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Fund's portfolio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, computed daily and paid monthly, at the annual rate of .50% of the average daily net as-sets of the Fund. For the fiscal year ended March 31, 1995, the Investment Ad-viser received an advisory fee at the effective annual rate of .48% of the Fund's average daily net assets. For the same period, the Investment Adviser waived advisory fees at the effective annual rate of .02% of the Fund's average daily net assets.

 From time to time, the Investment Adviser may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the advisory fees payable to it by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional infor-mation on fee waivers.

ADMINISTRATORS

 CGFSC and Federated Administrative Services serve as the Fund's administrators (the "Administrators") and provide it with general administrative and opera-tional assistance. The Administrators also serve as administrators to the other portfolios of Master Tax-Exempt Fund and Master Fund, which are also advised by the Investment Adviser and distributed by the Distributor. For the services provided to all portfolios of Master Tax-Exempt Fund and Master Fund (except the International, Emerging Americas, Pacific/Asia and Pan European Funds), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the two companies (excluding the International, Emerging Americas, Pacific/Asia and Pan European Funds) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                      NET ASSETS OF MASTER FUND
                    (EXCLUDING THE INTERNATIONAL,
                 EMERGING AMERICAS, PACIFIC/ASIA AND
                       PAN EUROPEAN FUNDS) AND
                       MASTER TAX-EXEMPT FUND                         ANNUAL FEE
                 -----------------------------------                  ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Master Tax-Exempt Fund and Master Fund are determined in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may waive (either voluntarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Service Organizations" for additional information on fee waivers. For the fiscal year ended March 31, 1995, CGFSC and Concord Holding

Corporation, the former co-administrator, received an aggregate administration fee (under the same compensation arrangements noted above) at the effective annual rate of .154% of the Fund's average daily net assets.

SERVICE ORGANIZATIONS

 Master Tax-Exempt Fund will enter into an agreement ("Servicing Agreement") with each Service Organization requiring it to provide administrative support services to its Customers beneficially owning Shares. As a consideration for the administrative services provided to Customers, the Fund will pay the Serv-ice Organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of the Fund's Shares held by the Service Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Service Or-ganizations," may include assisting in processing purchase, exchange and re-demption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic state-ments. Under the terms of the Servicing Agreement, Service Organizations will be required to provide to Customers a schedule of any fees that they may charge in connection with a Customer's investments. Until further notice, the Invest-ment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distribut-ing securities such as Shares of the Fund, but such banking laws and regula-tions do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an in-vestment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Orga-nizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this para-graph and banks and financial institutions may be required to register as deal-ers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would af-fect its net asset value per Share or result in financial loss to any share-holder.

                          DESCRIPTION OF CAPITAL STOCK

 Master Tax-Exempt Fund was organized as a Maryland corporation on August 8, 1984. Currently, Master Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 5 classes of shares representing 5 investment portfolios currently being offered. Master Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or re-classify any class of shares of Master Tax-Exempt Fund into one or more classes or series. Shares of Class D represent interests in the New York Intermediate-Term Tax-Exempt Fund.

 Each Share represents an equal proportionate interest in the Fund and is enti-tled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of Master Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writ-ing to CGFSC and will not be issued for fractional Shares.

 As of July 11, 1995, U.S. Trust held of record substantially all of the Shares in the Fund as agent or custodian for its customers, but did not own such Shares beneficially because it did not have voting or investment discretion with respect to such Shares. U.S. Trust is a wholly-owned subsidiary of U.S. Trust Corporation.

                          CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank, N.A. ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Com-munications to the custodian should be directed to Chase, Mutual Funds Service Division, 770 Broadway, New York, New York 10003-9598.

 U.S. Trust serves as the Fund's transfer and dividend disbursing agent. U.S. Trust has also entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC pro-vides certain transfer agent, dividend disbursement and registrar services to the Fund.

                                    EXPENSES

 Except as noted below, the Investment Adviser and the Administrators will bear all expenses in connection with the performance of their advisory and adminis-trative services. The Fund will bear the expenses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Master Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securi-ties qualification fees; costs of preparing and printing prospectuses for regu-latory purposes and for distribution to shareholders; advisory and administra-tion fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commis-sions in connection with the purchase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the per-formance of mutual funds.

 Performance and yield data as reported in national financial publications, in-cluding but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its maximum offering price per Share on the last day of the period, and annualizing the result on a semi-annual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal, New York state and New York City income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commence-ment of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares and also reflect the maximum sales load charged by the Fund.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Cus-tomers that have invested in Shares will not be included in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's in-dependent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Master Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Master Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Master Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Master Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the address listed under "Distributor."

                    INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:    FOR OVERNIGHT DELIVERY: send to:
  UST Master Funds                            UST Master Funds
  c/o Chase Global Funds Service Company      c/o Chase Global Funds Service Company -- Transfer Agent
  P.O. Box 2798                               73 Tremont Street
  Boston, MA 02208-2798                       Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "UST Master Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus enti-tled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organiza-tions, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

--------------------------------------------------------------------------------
                 CHASE GLOBAL FUNDS SERVICE COMPANY
[LOGO OF UST     CLIENT SERVICES
 MASTER FUNDS    P.O. Box 2798                        NEW ACCOUNT APPLICATION
 APPEARS HERE]   Boston, MA 02208-2798
                 (800) 446-1012
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

[_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
[_] Other__________________________

Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

--------------------------------- ----------------------------------------------
Name(s) (please print)            Social Security # or Taxpayer Identification #
                                  (   )
--------------------------------- ----------------------------------------------
Name                              Telephone #

---------------------------------
Address

--------------------------------- [_] U.S. Citizen
City/State/Zip                    [_] Other (specify)_____________________

--------------------------------------------------------------------------------
FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "UST MASTER FUNDS.")
-----------------------------------------------------------------------------

                                              INITIAL INVESTMENT
[_] NY Intermediate-Term Tax-Exempt Fund      $ ____________ 810

                                              INITIAL INVESTMENT
[_] Other ______________________              $ ____________

TOTAL INITIAL INVESTMENT: $ _________________

NOTE: If investing by wire, you must obtain a Bank Wire Control Number. To do so, please call (800) 446-1012 and ask for the Wire Desk.

A. BY MAIL: Enclosed is a check in the amount of $ ____ payable to "UST Master Funds."
B. BY WIRE: A bank wire in the amount of $ has been sent to the Fund from
   _______________________   ___________________
        Name of Bank         Wire Control Number

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

[_] All dividends are to be      [_] reinvested  [_] paid in cash
[_] All capital gains are to be  [_] reinvested  [_] paid in cash

--------------------------------------------------------------------------------
ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION

[_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Master Fund, Master Tax-Exempt Fund, CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Master Fund and Master Tax-Exempt Fund fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

[_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

SPECIAL PURCHASE AND REDEMPTION PLANS

I/We have completed and attached the Supplemental Application for:

[_] Automatic Investment Plan
[_] Systematic Withdrawal Plan

AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.

I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the UST Master Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

Title on Bank Account*______________________________________________________

Name of Bank _______________________________________________________________

Bank A.B.A. Number ______________  Account Number __________________________

Bank Address _______________________________________________________________

City/State/Zip _____________________________________________________________
(attach voided check here)

A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.
* TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
RIGHTS OF ACCUMULATION
--------------------------------------------------------------------------------
To qualify for Rights of Accumulation, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

[_] I/We qualify for the Rights of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information.
[_] I/We own shares of more than one Fund distributed by Edgewood Services, Inc.
    Listed below are the numbers of each of my/our Shareholder Accounts.
[_] The registration of some of my/our shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

LIST OF OTHER UST MASTER FUND ACCOUNTS:

______________________  _______________________________________

______________________  _______________________________________

______________________  _______________________________________
ACCOUNT NUMBER          ACCOUNT REGISTRATIONS

--------------------------------------------------------------------------------
LETTER OF INTENT
--------------------------------------------------------------------------------
[_] I agree to the Letter of Intent provisions set forth in the Prospectus. Although I am not obligated to purchase, and Master Tax-Exempt Fund is not obligated to sell, I intend to invest, over a 13-month period beginning on
          , 19 , an aggregate amount in Eligible Funds of Master Fund and Master Tax-Exempt Fund at least equal to (check appropriate box):

[_] $50,000 [_] $100,000 [_] $250,000 [_] $500,000 [_] $1,000,000 [_] $2,000,000

By signing this application, I hereby authorize CGFSC to redeem an appropriate number of shares held in escrow to pay any additional sales loads payable in the event that I do not fulfill the terms of this Letter of Intent.

--------------------------------------------------------------------------------
AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------
By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

[_] I/We certify that (1) the number(s) shown on this form is/are the correct taxpayer identification number(s) and (2) I/we are not subject to backup withholding either because I/we have not been notified by the Internal Revenue Service that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

[_] If no taxpayer identification number ("TIN") or SSN has been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide this number to CGFSC within 60 days of the date of this application, or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide this number on Form W-9. You may request the form by calling CGFSC at the number listed above).

I/We represent that I am/we are of legal age and capacity to purchase shares of the UST Master Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, United States Trust Company of New York, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested.

X ___________________________  Date __________________________
  Owner Signature

X ___________________________  Date __________________________
  Co-Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

----------------------------- -------------------------------
Investment Dealer's Name      Source of Business Code

----------------------------- -------------------------------
Main Office Address           Branch Number

----------------------------- -------------------------------
Representative's Number       Representative's Name

----------------------------- -------------------------------
Branch Address                Telephone

----------------------------- -------------------------------
Investment Dealer's           Title
Authorized Signature

--------------------------------------------------------------------------------
                CHASE GLOBAL FUNDS SERVICE COMPANY
[LOGO OF UST    CLIENT SERVICES               SUPPLEMENTAL APPLICATION
 MASTER FUNDS   P.O. Box 2798          SPECIAL INVESTMENT AND WITHDRAWAL OPTIONS
 APPEARS HERE]  Boston, MA 02208-2798
                (800) 446-1012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
--------------------------------------------------------------------------------

Fund Name _______________________   Account Number _______________________

Owner Name ______________________   Social Security or Taxpayer
                                    ID Number ____________________________

Street Address __________________   City, State, Zip Code ________________

Resident of  [_] U.S.               [_] Check here if this is a
             [_] Other __________       change of address

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED UNLESS OTHERWISE INDICATED)
--------------------------------------------------------------------------------

A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
   All dividends are to be      [_] reinvested  [_] paid in cash
   All capital gains are to be  [_] reinvested  [_] paid in cash

B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                 Name of Your Bank _________________________

   Name _______________________  Bank Account Number _______________________

   Address ____________________  Address of Bank ___________________________

   City, State, Zip Code ___________________________________________________

C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered UST Master Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN     [_] YES    [_] NO
--------------------------------------------------------------------------------

I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable public offering price determined on that day.

[_] Monthly on the 1st day
[_] Monthly on the 15th day
[_] Monthly on both the 1st and 15th days

Amount of each debit (minimum $50 per Fund) $ ________________________

NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
--------------------------------------------------------------------------------
UST MASTER FUNDS
CLIENT SERVICES                         AUTOMATIC INVESTMENT PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BANK AUTHORIZATION
--------------------------------------------------------------------------------

-------------------- ------------------------- ---------------------------------
Bank Name            Bank Address              Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

---------------------------------   --------------------------------
Account Holder's Name               Joint Account Holder's Name

X                                  X
 -------------------  -----------   -------------------  -----------
     Signature           Date           Signature           Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN    [_] YES   [_] NO     NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.

I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our UST Master Fund Account on the designated dates in order to make the following periodic payments:

[_] Monthly on the 24th day
[_] Quarterly on the 24th day of January, April, July and October
[_] Other ____________________

(This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

Amount of each check ($100 minimum)  $__________________________

Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

Recipient _____________________________________________

Street Address ________________________________________

City, State, Zip Code _________________________________


NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

Date
    --------------------------------

X                                    X
 -----------------------------------  ------------------------------------
 Signature                            Signature

------------------------------------  ------------------------------------
Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)

X                                    X
 -----------------------------------  ------------------------------------
 Signature                            Signature

------------------------------------  ------------------------------------
Signature Guarantee* (if applicable)  Signature Guarantee* (if applicable)

*ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY...........................................................    2
FINANCIAL HIGHLIGHTS......................................................    3
INVESTMENT OBJECTIVE AND POLICIES.........................................    4
 General..................................................................    4
 Quality of Investments...................................................    4
 Types of Municipal Obligations...........................................    5
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION....................    5
 Variable and Floating Rate Instruments...................................    5
 When-Issued and Forward Transactions and Stand-By Commitments............    6
 Eligible Taxable Obligations.............................................    6
 Illiquid Securities......................................................    8
 Portfolio Turnover.......................................................    8
 Risk Factors.............................................................    8
INVESTMENT LIMITATIONS....................................................    9
PRICING OF SHARES.........................................................   10
HOW TO PURCHASE AND REDEEM SHARES.........................................   10
 Distributor..............................................................   10
 Purchase of Shares.......................................................   11
 Public Offering Price....................................................   11
 Purchase Procedures......................................................   14
 Redemption Procedures....................................................   14
 Redemption by Mail.......................................................   15
 General..................................................................   16
INVESTOR PROGRAMS.........................................................   16
 Exchange Privilege.......................................................   16
 Systematic Withdrawal Plan...............................................   19
 Automatic Investment Program.............................................   19
DIVIDENDS AND DISTRIBUTIONS...............................................   20
TAXES.....................................................................   20
 Federal..................................................................   20
 New York.................................................................   21
 Miscellaneous............................................................   21
MANAGEMENT OF THE FUND....................................................   21
 Investment Adviser.......................................................   21
 Administrators...........................................................   22
 Service Organizations....................................................   23
 Banking Laws.............................................................   23
DESCRIPTION OF CAPITAL STOCK..............................................   23
CUSTODIAN AND TRANSFER AGENT..............................................   24
EXPENSES..................................................................   24
PERFORMANCE AND YIELD INFORMATION.........................................   24
MISCELLANEOUS.............................................................   25
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION..................................   26

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTNYXP995

           [LOGO OF UST MASTER TAX-EXEMPT FUNDS, INC. APPEARS HERE]

                         MASTER TAX-EXEMPT FUNDS, INC.

                            NEW YORK INTERMEDIATE-
                             TERM TAX-EXEMPT FUND




                                  Prospectus
                                August 1, 1995
                       (as revised on September 1, 1995)

                             UST MASTER FUNDS, INC.

                                   Money Fund
                             Government Money Fund
                              Treasury Money Fund

                       UST MASTER TAX-EXEMPT FUNDS, INC.

                           Short-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1995
                       (as revised on September 1, 1995)


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money Fund, Government Money Fund and Treasury Money Fund of UST Master Funds, Inc. ("Master Fund") and the Short-Term Tax-Exempt Fund of UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund") dated August 1, 1995 (as revised on September 1, 1995)
(the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing UST Master Funds c/o Chase Global Service Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------



                                                                            Page
                                                                            ----


INVESTMENT OBJECTIVES AND POLICIES......................................      1

     Additional Information on Portfolio Instruments....................      1
     Additional Investment Limitations..................................      6

NET ASSET VALUE AND NET INCOME..........................................     10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................     11

INVESTOR PROGRAMS.......................................................     12

     Systematic Withdrawal Plan.........................................     12
     Exchange Privilege.................................................     13
     Other Investor Programs............................................     13

DESCRIPTION OF CAPITAL STOCK............................................     14

MANAGEMENT OF THE FUNDS.................................................     16

     Directors and Officers.............................................     16
     Investment Advisory and
       Administration Agreements........................................     18
     Service Organizations..............................................     20
     Expenses...........................................................     22
     Custodian and Transfer Agent.......................................     22

PORTFOLIO TRANSACTIONS..................................................     24

INDEPENDENT AUDITORS....................................................     26

COUNSEL.................................................................     26

ADDITIONAL INFORMATION CONCERNING TAXES.................................     26

     Generally..........................................................     26
     Short-Term Fund....................................................     27

YIELD INFORMATION.......................................................     28

MISCELLANEOUS...........................................................     30

FINANCIAL STATEMENTS....................................................     31

APPENDIX................................................................     A-1

                                      (i)

                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------


          This Statement of Additional Information contains additional information with respect to the Money Fund, Government Money Fund and Treasury Money Fund of Master Fund (collectively, the "Taxable Funds") and the Short-Term Tax-Exempt Fund of Master Tax-Exempt Fund (the portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Master Fund and Master Tax-Exempt Fund are referred to individually as a "Company" and collectively as the "Companies").

          The investment objective of the Money Fund and the Government Money Fund is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Money Fund generally invests in money market instruments; the Government Money Fund generally invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. The investment objective of the Treasury Money Fund is to seek current income consistent with liquidity and stability of principal. The Treasury Money Fund invests primarily in direct short-term obligations issued by the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing dividend income that is generally considered exempt from state and local income taxes. The investment objective of the Short-Term Tax-Exempt Fund ("Short-Term Fund") is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Short-Term Fund invests substantially all of its assets in high-quality Municipal Securities (as defined in the Prospectus) and, except during temporary defensive periods, maintains at least 80% of its assets in tax-exempt obligations. All Funds invest in instruments that generally have remaining maturities of not more than 13 months. The following policies supplement the Funds' investment policies as set forth in the Prospectus.

Additional Information on Portfolio Instruments
-----------------------------------------------

         Variable and Floating Rate Instruments
         --------------------------------------

          With respect to variable and floating rate instruments described in the Prospectus, United States Trust Company of New York ("U.S. Trust" or the "Investment Adviser") will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the SEC.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury Money book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          -------------------

          When the Money Fund or Government Money Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Short-Term Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Short-Term Fund, at the Fund's option, specified Municipal Securities at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Short-Term Fund at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Short-Term Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Short-Term Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Short-Term Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Municipal Securities
          --------------------

          The Short-Term Fund invests primarily in Municipal Securities as defined in the Prospectus. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Securities are "general obligations" and "revenue" issues, but the Short-Term Fund's portfolio may also include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Short-Term Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Short-Term Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Short-Term Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Master Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities for investment by the Short-Term Fund and the liquidity and value of its portfolio. In such an event, Master Tax-Exempt Fund would re-evaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Master Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

          Miscellaneous
          -------------

          The Funds may not invest in oil, gas, or mineral leases.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations set forth in the Prospectus, the Funds are subject to the investment limitations enumerated below, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          No Fund may:

          1. Purchase securities on margin, make short sales of securities, or maintain a short position;

          2. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Short-Term Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          3. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Short-Term Fund may invest in Municipal Securities secured by real estate or interests therein;

          4. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs;

          5. Invest in or sell puts, calls, straddles, spreads, or any combination thereof; and

          6. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          In addition, the Money, Government Money and Treasury Money Funds may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          8. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of a Funds's total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the Investment Company Act of 1940;

          13. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          14. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. Government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          15. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          In addition, the Short-Term Fund may not:

          16. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations; and

          17. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          18. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          19. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          20. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

                                 *     *     *

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          For the purpose of Investment Limitation No. 3, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          Notwithstanding Investment Limitations Nos. 15 and 18 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 19, to the extent that the Short-Term Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 19 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.

          In order to permit the sale of Shares in certain states, the Companies may make other commitments more restrictive than the investment policies and limitations described above and in the Funds' Prospectus. Should the Companies determine that any such commitment is no longer in the Funds' best interests, they will revoke the commitment by terminating sales of the Shares to investors residing in the state involved.

                        NET ASSET VALUE AND NET INCOME
                        ------------------------------

          The Companies use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.

          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
          ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          As stated in the Prospectus, no sales charge is imposed by the Companies on purchases of Shares. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain Share exchanges as described in the Prospectus under "Investor Programs--Exchange Privilege."

          As described in the Prospectus, Direct Investors may redeem Shares by writing a check. Checks to redeem Shares are drawn on the Companies' accounts at United States Trust Company of New York. Direct Investors will be subject to the same rules and regulations that U.S. Trust applies to checking accounts and will have the same rights and duties with respect to stop-payment orders, "stale" checks, unauthorized signatures, collection of deposits, alterations and unauthorized endorsements as bank checking account customers do under the New York Uniform Commercial Code. When a check is presented to U.S. Trust for payment, U.S. Trust, as the shareholder's agent, will cause the Fund from which the redemption is requested to redeem sufficient Shares in the shareholder's account to cover the amount of the check.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the

Exchange is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or purchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Service Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends paid on the Shares. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As discussed in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Money, Government Money and Treasury Money Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Master Fund's Charter authorizes its Board of Directors to issue up to 35 billion full and fractional shares of capital stock; and Master Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding Common Stock voting without regard to class.

                                 MANAGEMENT OF THE FUNDS
                                 -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows (the listed positions apply to both):

                              Position             Principal Occupation
                              with the             During Past 5 Years and
Name and Address              Companies            Other Affiliations
----------------              ---------            ------------------------

Alfred C. Tannachion/1/       Chairman of the      Retired.
1135 Hyde Park Court          Board, President
Mahwah, NJ  07430             and Treasurer
Age 69

Donald L. Campbell            Director             Retired; Senior Vice
333 East 69th Street                               President, Royal
Apt. 10-H                                          Insurance Company, Inc.,
New York, NY  10021                                until August, 1989;
Age 69                                             Director, Royal Life
                                                   Insurance Co. of N.Y.

Joseph H. Dugan               Director             Retired; President, CEO
913 Franklin Lake Road                             and Director, L.B. Foster
Franklin Lakes, NJ  07417                          Company (tubular products),
Age 70                                             from September, 1987 until
                                                   May, 1990; Executive Vice
                                                   President and COO, L.B.
                                                   Foster Company, from
                                                   September, 1986 until
                                                   September, 1987; Senior
                                                   Vice President -- Finance,
                                                   Chief Financial Officer and
                                                   Director, Todd Shipyards
                                                   Corporation, prior to
                                                   January 3, 1986.

Wolfe J. Frankl               Director             Retired; Director; Deutsche
40 Gooseneck Lane                                  Bank Financial, Inc.;
Charlottesville, VA  22903                         Director The Harbus
Age 74                                             Corporation; Trustee,
                                                   Mariner Funds Trust.

Robert A. Robinson            Director             President Emeritus, The
Church Pension Fund                                Church Pension Fund and its
800 Second Avenue                                  affiliated companies, since
New York, NY  10017                                1968; Trustee, Mariner
Age 69                                             Funds Trust; Trustee, H.B.


----------------------

/1/ This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.


                              Position             Principal Occupation
                              with the             During Past 5 Years and
Name and Address              Companies            Other Affiliations
----------------              ---------            -----------------------
                                                   and F.H. Bugher Foundation
                                                   and Director of its wholly
                                                   owned subsidiaries --
                                                   Rosiclear Lead and
                                                   Flourspar Mining Co. and
                                                   The Pigmy Corporation;
                                                   Director, Morehouse
                                                   Publishing Co.


W. Bruce McConnel, III        Secretary            Partner of the law firm
Philadelphia National                              of Drinker Biddle & Reath.
 Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age 52


Frank M. Deutchki             Assistant            Vice President, Chase
Chase Global Service Co.      Secretary            Global Service Company
73 Tremont Street                                  since February, 1989;
Boston, MA  02108-3913                             Senior Vice President --
Age 41                                             Risk Analysis and Avoid-
                                                   ance, Putnam Investor
                                                   Services (mutual fund group),
                                                   from October, 1987 to
                                                   January, 1989.


John M. Corcoran              Assistant            Assistant Vice President,
Chase Global Service Co.      Treasurer            Manager of Administration,
73 Tremont Street                                  Chase Global Service
Boston, MA 02108-3913                              Company, since October
Age 30                                             1993; Audit Manager, Ernst &
                                                   Young, from August, 1987 to
                                                   September, 1993.

         Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Service Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. The directors and officers of the Companies as a group own less than 1% of the Shares of each Fund.

         The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                                  Pension or
                                                  Retirement        Total
                                                   Benefits      Compensation
                                                  Accrued as  from the Companies
                                   Aggregate       Part of         and Fund
Name of                        Compensation from     Fund      Complex/*/ Paid
Person/Position                  each Company      Expenses      to Directors
---------------                -----------------  ----------  ------------------

Alfred C. Tannachion                $20,000          None            $40,000
Chairman of the Board,
President and Treasurer

Donald L. Campbell                  $15,000          None            $30,000
Director

Joseph H. Dugan                     $15,000          None            $30,000
Director

Wolfe J. Frankl                     $15,000          None            $30,000
Director

Robert A. Robinson
Director                            $15,000          None            $30,000

---------------------------

/*/ The "Fund Complex" consists of UST Master Funds, Inc., UST Master Tax-Exempt Funds, Inc. and UST Master Variable Series, Inc. For the year ended March 31, 1995, UST Master Variable Series, Inc. did not pay any directors' fees.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York serves as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds. See "Expenses" in the Prospectus.

          For the fiscal year ended March 31, 1993, Master Fund paid the Investment Adviser $1,776,065, $2,102,373 and $610,108 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Master Tax-Exempt Fund paid the Investment Adviser $1,629,056 with respect to the Short-Term Fund.

          For the fiscal year ended March 31, 1994, Master Fund paid the Investment Adviser $2,183,204, $1,897,581 and $702,230 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Master Tax-Exempt Fund paid the Investment Adviser $1,697,812 with respect to the Short-Term Fund. For the fiscal year ended March 31, 1994, the Investment Adviser waived fees totalling $14,775, $20,874, $1,704 and $20,732 with respect to the Money, Government Money, Treasury Money and Short-Term Funds, respectively.

          For the fiscal year ended March 31, 1995, Master Fund paid the Investment Adviser $1,781,897, $1,665,344 and $674,259 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Master Tax-Exempt Fund paid the Investment Adviser $1,698,879 with respect to the Short-Term Fund. For the fiscal year ended March 31, 1995, the Investment Adviser waived fees totalling $204,060, $173,321, $45,366 and $236,867 with respect to the Money, Government Money, Treasury Money and Short-Term Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Gloabl Service Company ("CGFSC") and Federated Administrative Services, an affiliate of the Distributor, jointly serve as the Funds' administrators. Under the Administration Agreements, the administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the
"Administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1993, Master Fund paid the Administrators $1,100,322, $1,301,645 and $315,026 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Master Tax-Exempt Fund paid the Administrators $1,009,414 in the aggregate with respect to the Short-Term Fund.

          For the fiscal year ended March 31, 1994, Master Fund paid the Administrators $1,362,669, $1,183,297 and $360,869 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Master Tax-Exempt Fund paid the Administrators $1,060,325 in the aggregate with respect to the Short-Term Tax-Exempt Fund. For the fiscal year ended March 31, 1994, the Administrators waived fees totalling $384 and $358 with respect to the Government Money and Treasury Money Funds, respectively.

          For the fiscal year ended March 31, 1995, Master Fund paid the Administrators $1,223,349, $1,131,530 and $369,056 in the aggregate with respect to the Money Fund, Government Money Fund and Treasury Money Fund, respectively. For the same period, Master Tax-Exempt Fund paid the Administrators $1,193,896 in the aggregate with respect to the Short-Term Fund. For the fiscal year ended March 31, 1995, the Administrators waived fees totalling $1,087 and $351 with respect to the Government Money and Treasury Money Funds, respectively.

Service Organizations
---------------------

          As stated in the Prospectus, the Companies will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services with respect to a Fund may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses; (b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1995 and 1994, payments to Service Organizations totalled $204,060 and $14,775, $174,408 and $21,258, $45,717 and $2,062, and $236,867 and $20,732 with respect to the Money, Government Money, Treasury

Money and Short-Term Tax-Exempt Funds, respectively. Of these respective amounts, $203,572 and $14,775, $171,257 and $20,233, $44,596 and $1,075, and
$236,399 and $20,732 were paid to affiliates of U.S. Trust with respect to the Money, Government Money, Treasury Money and Short-Term Tax-Exempt Funds.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); Securities and Exchange Commission fees; state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees, charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay any brokerage fees and commissions in connection with the purchase of portfolio securities.

          If the expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Investment Adviser and the Administrators will reimburse such Fund for a portion of any such excess to the extent required by such regulations in proportion to the fees received by them in such year up to the amount of the fees payable to them, provided, however, to the extent required by such state regulations, the Investment Adviser and the Administrators have agreed to effect such reimbursement regardless of the fees payable to them. The amounts of the above reimbursements, if any, will be estimated, reconciled and paid on a monthly basis. To the Companies' knowledge, of the applicable expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1 1/2% of average annual net assets in excess of $100 million.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of the Funds' assets. Under the custodian agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Companies' Boards of Directors concerning the Funds' operations. Chase is entitled to monthly fees for furnishing custodial services according to the following fee schedule: on the face value of debt securities and the market value of equity securities, a fee at the annual rate of .05%; on issues held, $50.00 for each physical issue held, $25.00 for each book-entry issue held and 1/4 of 1% of market value for each foreign issue held; on transactions, $25.00 for each physical transaction, $15.00 for each book-entry transaction and $50.00 for each foreign security transaction. In addition, Chase is entitled to reimbursement for its out-of-pocket expenses in connection with the above services. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust also serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning each Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust. For the services provided by CGFSC, U.S. Trust has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.

                                 PORTFOLIO TRANSACTIONS
                                 ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1995, the following Funds held the following securities of Master Fund's regular brokers or dealers or their parents: (a) the Money Fund held the following securities: repurchase agreement with Nomura Securities, Inc. in the principal amount of $19,685,063, repurchase agreement with Fuji Securities, Inc. in the principal amount of $20,000,000, commercial paper of Merrill Lynch & Co., Inc. in the principal amount of $35,000,000 and commercial paper of UBS Finance in the principal amount of $30,000,000; and (b) the Government Money Fund held the following securities: repurchase agreement with Nomura Securities, Inc. in the principal amount of $20,216,462 and repurchase agreement with Fuji Securities, Inc. in the principal amount of $20,000,000. Nomura Securities International, Inc., Fuji Bank & Trust, Merrill Lynch, Pierce, Fenner & Smith, Inc. and UBS Securities are considered to be regular brokers and dealers of Master Fund. As of March 31, 1995, Master Tax-Exempt Fund held no securities of Master Tax-Exempt Fund's regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1995 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.

                                    COUNSEL
                                    -------

          Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Companies, is a partner), located at 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Short-Term Fund
---------------

          The Short-Term Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Short-Term Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Short-Term Fund dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Short-Term Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Short-Term Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Short-Term Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Short-Term Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Short-Term Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Short-Term Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Short-Term Fund for such year.

          A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry the Short-Term Fund's Shares, equal to the percentage of the total non-capital gain dividends distributed during the shareholders taxable year that is exempt-interest dividends, is not deductible for Federal income tax purposes.

          Master Tax-Exempt Fund intends to distribute to shareholders of the Short-Term Fund any investment company taxable income earned by the Short-Term Fund for each taxable year. In general, the Short-Term Fund's investment company taxable income will be its taxable income (such as taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                               YIELD INFORMATION
                               -----------------

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1995, the annualized yields for Shares of the Money Fund, Government Money Fund, Treasury Money Fund and Short-Term Fund were 5.69%, 5.62%, 5.30% and 3.64%, respectively, and the effective yields for Shares of such respective Funds were 5.85%, 5.78%, 5.44% and 3.71%.

          The "tax-equivalent" yield of the Short-Term Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Short-Term Fund for the seven-day period ended March 31, 1995 was 5.28%.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of July 11, 1995, U.S. Trust held of record substantially all of the outstanding Shares in the Funds, but did not own such Shares beneficially because it did not have discretion to vote or invest such Shares.

          As of July 11, 1995, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding shares of a Fund were as follows:  (i) Government Money Fund: NCNB Corp. Retirement Plan, c/o
                      ---------------------
United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.9%; American Ent. Holdings, Inc., c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.7%; and White River Corp. c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.7%; and (ii) Treasury Money Fund: W. H. Reaves Co.
                                         -------------------
Inc., c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.8%.


                              FINANCIAL STATEMENTS
                              --------------------

          The Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1995 (the "Annual Reports") for the fixed income and tax-exempt fixed income portfolios accompany this Statement of Additional Information. The financial statements in the Annual Reports for the Money, Government Money, Treasury Money and Short-Term Tax-Exempt Funds (the "Financial Statements") are incorporated in this Statement of Additional Information by reference. The Financial Statements included in the Annual Reports for the fiscal year ended March 31, 1995 have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in such Annual Reports and are incorporated herein by reference. The Financial Statements in such Annual Reports have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

          "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal note exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                             UST MASTER FUNDS, INC.

                     Short-Term Government Securities Fund
                     Intermediate-Term Managed Income Fund
                              Managed Income Fund


                       UST MASTER TAX-EXEMPT FUNDS, INC.

                     Short-Term Tax-Exempt Securities Fund
                       Intermediate-Term Tax-Exempt Fund
                           Long-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1995
                       (as revised on September 1, 1995)



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of UST Master Funds, Inc. ("Master Fund") and Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund of UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund") dated August 1, 1995, (as revised on September 1, 1995) respectively (the "Fixed-Income Funds Prospectus" and the "Tax-Exempt Funds Prospectus", respectively; together, the "Prospectuses"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectuses. No investment in shares of the portfolios described herein ("Shares") should be made without reading the Prospectuses. A copy of each Prospectus may be obtained by writing UST Master Funds c/o Chase Global Service Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                          Page
                                                          ----
INVESTMENT OBJECTIVES AND POLICIES......................    1
     Additional Information on Portfolio Instruments....    1
     Additional Investment Limitations..................    8

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........   12

INVESTOR PROGRAMS.......................................   15
     Systematic Withdrawal Plan.........................   15
     Exchange Privilege.................................   16
     Other Investor Programs............................   16

DESCRIPTION OF CAPITAL STOCK............................   16

MANAGEMENT OF THE FUNDS.................................   18
     Directors and Officers.............................   18
     Investment Advisory and Administration Agreements..   21
     Service Organizations..............................   23
     Expenses                                              25
     Custodian and Transfer Agent.......................   26

PORTFOLIO TRANSACTIONS..................................   27

INDEPENDENT AUDITORS....................................   29

COUNSEL.................................................   29

ADDITIONAL INFORMATION CONCERNING TAXES.................   29
     Generally..........................................   29
     Tax-Exempt Funds...................................   30
     Taxation of Certain Financial Instruments..........   31

PERFORMANCE AND YIELD INFORMATION.......................   33
     Yields and Performance.............................   33

MISCELLANEOUS...........................................   38

FINANCIAL STATEMENTS....................................   39

APPENDIX A..............................................  A-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

          This Statement of Additional Information contains additional information with respect to the Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund (collectively, the "Tax-Exempt Funds") of Master Tax-Exempt Fund and the Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund of Master Fund (collectively, the "Fixed-Income Funds"). The portfolios are referred to individually as a "Fund" and collectively as the "Funds"; Master Tax-Exempt Fund and Master Fund are referred to individually as a "Company" and collectively as the "Companies".

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "Short-Term Tax-Exempt Fund"; Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund"; Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund", Short-Term Government Securities Fund as "ST Government Fund", and Intermediate-Term Managed Income Fund as "IT Income Fund".

          The following policies and disclosures supplement the Funds' investment objectives and policies as set forth in the Prospectuses.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          The Tax-Exempt Funds invest substantially all of their assets in Municipal Obligations as defined in the Prospectus. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Tax-Exempt Funds' portfolios may include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. United States Trust Company of New York, the Funds' investment adviser ("Investment Adviser" or "U.S. Trust"), will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          Among other instruments, the Tax-Exempt Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Master Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Tax-Exempt Funds and the liquidity and value of their portfolios. In such an event, Master Tax-Exempt Fund would reevaluate the Funds' investment objectives and policies and consider possible changes in their structure or possible dissolution.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither Master Tax-Exempt Fund nor the Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          The IT Income and Managed Income Funds may, when deemed appropriate by the Investment Adviser in light of the Funds' investment objective, also invest in Municipal Obligations. Although yields on municipal obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. Government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and Federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the IT Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for Federal income tax purposes.

          Insured Municipal Obligations
          -----------------------------

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

          Securities Lending
          ------------------

          When the ST Government Fund, IT Income Fund and Managed Income Fund lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          Government Obligations
          ----------------------

          Examples of the types of U.S. Government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-

Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Managed Income and IT Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Commercial Paper
          ----------------

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund. Each Fund will generally limit its investments in such unrated commercial paper to 5% of its total assets.

          Futures Contracts
          -----------------

          Each Fund may invest in futures contracts (interest rate futures contracts or municipal bond index futures contracts, as applicable). Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Successful use of futures by a Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectuses). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Master Fund's or Master Tax-Exempt Fund's Board of Directors upon reasonable notice to investors.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-

Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and Intermediate-Term Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but are operating policies with respect to the Short-Term Tax-Exempt, ST Government and IT Income Funds. The Funds may not:

          4. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options; and

          5. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          6. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but are operating policies with respect to the Short-Term Tax-Exempt Fund. A Tax-Exempt Fund may not:

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Income and ST Government Funds. A Fixed-Income Fund may not:

          9. Invest in companies for the purpose of exercising management or control;

          10. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase foreign securities; provided that subject to the limit described below, the IT Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          12. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          13. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the Short-Term Tax-Exempt, ST Government and IT Income

Funds.  The Short-Term Tax-Exempt, ST Government and IT Income Funds may not:

          14. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

                            *          *          *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Master Fund currently intends to limit the IT Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of the IT Income or Managed Income Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. For the purpose of this limitation, warrants acquired by the IT Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          In order to permit the sale of Shares in certain states, Master Fund may make other commitments more restrictive than the investment policies and limitations described above and in the Prospectus. Should the Companies determine that any such commitment is no longer in the Funds' best interests, they will revoke the commitment by terminating sales of the Shares to investors residing in the state involved.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and qualified banks, savings and loan associations, broker/dealers and other institutions ("Shareholder Organizations") that have entered into servicing agreements with one of the Companies. Shares are also offered for sale to institutional investors ("Institutional Investors") and to members of the general public ("Direct Investors", and collectively with "Institutional Investors", "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares of the Fund selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale with a maximum sales charge of 4.50%. An illustration of the computation of the offering price per share of the Funds, using the value of each Fund's net assets and number of outstanding securities at the close of business on March 31, 1995, is as follows:

                           Short-Term                    LT Tax-
                           Tax-Exempt   IT Tax-Exempt    Exempt
                              Fund          Fund          Fund
                          ------------  -------------  -----------

Net Assets..............   $48,187,543   $234,990,220  $78,880,450
Outstanding Shares......     6,927,683     26,690,412    8,511,184

Net Asset Value Per
Share...................   $      6.96   $       8.80  $      9.27

Sales Charge (4.50% of
the offering price).....   $       .33   $        .41  $       .44

Offering to Public......   $      7.29   $       9.21  $      9.71


                            Managed     IT Income   ST Government
                          Income Fund     Fund          Fund
                          -----------  -----------  -------------

Net Assets..............  $86,024,245  $47,928,448    $25,215,627
Outstanding Shares......   10,251,319    7,095,338      3,657,258

Net Asset Value Per
Share...................  $      8.39  $      6.75    $      6.89
Sales Charge (4.50% of
the offering price).....  $       .40  $       .32    $       .32
Offering to Public......  $      8.79  $      7.07    $      7.21

          As stated in the Prospectus, the sales load described above will not be applicable to: (a) purchases of Shares by customers of the Investment Adviser or its affiliates; (b) trust, agency or custodial accounts opened through the trust department of a bank, trust company or thrift institution, provided that appropriate notification of such status is given at the time of investment; (c) companies, corporations and partnerships (excluding full service broker/dealers and financial planners, registered investment advisers and depository institutions not covered by the exemptions in (d) and (e) below); (d) financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers; (e) purchases of Shares by depository institutions for their own account as principal; (f) exchange transactions (described below under "Investor Programs -- Exchange Privilege") where the Shares being exchanged were acquired in connection with the distribution of assets held in trust, agency or custodial accounts maintained with the trust department of a bank; (g) corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Distributor and IRA accounts sponsored by the Investment Adviser; (h) company-sponsored employee pension or retirement plans making direct investments in the Funds; (i) purchases of Shares by officers, trustees, directors, employees, former employees and retirees of the Companies, the Investment Adviser, the Distributor or of any direct or indirect affiliate of any of them; (j) purchases of Shares by all beneficial shareholders of the Companies as of May 22, 1989; (k) purchases of Shares by investment advisers registered under the Investment Advisers Act of 1940 for their customers through an omnibus account established with United States Trust Company of New York; (l) purchases of Shares by directors, officers and employees of brokers and dealers selling shares pursuant to a selling agreement with the Companies; (m) purchase of Shares by investors who are members of groups services by USAffinity Investment Limited Partnership; and (n) customers of certain financial institutions who purchase Shares through a registered representative of UST Financial Services Corp. on the premises of their financial institutions. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain share exchange transactions. Investors who have previously redeemed shares in a portfolio of Master Fund or Master Tax-Exempt Fund on which a sales load has been paid also have a one-time privilege of purchasing shares of another portfolio of either Company at net asset value without a sales charge, provided that such
                                                          --------
privilege will apply only to purchases made within 30 calendar days from the date of redemption and only with respect to the amount of the redemption.

          For the fiscal years ended March 31, 1995, 1994 and 1993, total sales charges paid by shareholders: for the IT Tax-Exempt Fund were $17,776, $8,588 and $15,256, respectively; for the LT Tax-Exempt Fund were $4,088, $16,720 and $22,984, respectively; for the Managed Income Fund were $973, $17,120 and $24,570, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $431, $6,693 and $13,214 with respect to the IT Tax-Exempt Fund; $3,188, $9,491 and $11,296 with respect to the LT Tax-Exempt Fund; and $973, $14,297 and $16,204 with respect to the Managed Income Fund. Total sales charges paid by shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds for the fiscal years ended March 31, 1995 and 1994 were $20 and $42,285; $1 and $11,744; and $815 and $741, respectively. Of these respective amounts, UST Distributors, Inc., the Funds' former distributor, retained $20 and $27,165 with respect to the Short-Term Tax-Exempt Fund; $1 and $9,788 with respect to the ST Government Fund; and $815 and $660 with respect to the IT Income Fund. The balance was paid to selling dealers. Shareholders of the Short-Term Tax-Exempt, ST Government and IT Income Funds paid no sales charges for the period from December 31, 1992 (commencement of operations) to March 31, 1993.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a fund.

          Under limited circumstances, the Companies may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Service Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in that Fund.

Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of the Companies. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program. Shares of the Managed Income, IT Income and ST Government Funds may also be purchased in connection with certain Retirement Programs.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Master Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock; Master Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of capital stock. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which the Companies' authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the particular Company voting without regard to class.


                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows (the listed positions apply to both Companies):

                                                   Principal Occupation
                                 Position with     During Past 5 Years
Name and Address                 the Companies     and Other Affiliations
----------------                 -------------     ----------------------

Alfred C. Tannachion/1/          Chairman of the   Retired.
1135 Hyde Park Court             Board, President
Mahwah, NJ  07430                and Treasurer
Age 69

Donald L. Campbell               Director          Retired; Senior Vice
333 East 69th Street                               President, Royal
Apt. 10-H                                          Insurance Company, Inc.,
New York, NY 10021                                 until August, 1989;
Age 69                                             Director, Royal Life
                                                   Insurance Co. of N.Y.

Joseph H. Dugan                  Director          Retired; President, CEO
913 Franklin Lake Road                             and Director, L.B.
Franklin Lakes, NJ 07417                           Foster Company, (tubular
Age 70                                             products), from September,
                                                   1987 until May, 1990;
                                                   Executive Vice President and
                                                   COO, L.B. Foster Company,
                                                   from September, 1986 until
                                                   September, 1987; Senior Vice
                                                   President--Finance, Chief
                                                   Financial Officer and
                                                   Director, Todd Shipyards
                                                   Corporation, prior to
                                                   January 3, 1986.

Wolfe J. Frankl                  Director          Retired; Director, Deutsche
40 Gooseneck Lane                                  Bank Financial, Inc.;
Charlottesville, VA  22903                         Director, The Harbus
Age 74                                             Corporation; Trustee,
                                                   Mariner Funds Trust.

Robert A. Robinson               Director          President Emeritus,
Church Pension Fund                                The Church Pension Fund
800 Second Avenue                                  and its affiliated
New York, New York 10017                           companies since 1968;
Age 69                                             Trustee, Mariner Funds
                                                   Trust; Trustee, H.B. and
                                                   F.H. Bugher Foundation and
                                                   Director of its wholly owned
                                                   subsidiaries -- Rosiclear
                                                   Lead and Flourspar Mining
                                                   Co. and The Pigmy
                                                   Corporation; Director,
                                                   Morehouse Publishing Co.

W. Bruce McConnel, III           Secretary         Partner of the law
Philadelphia National                              firm of Drinker
  Bank Building                                    Biddle & Reath.
1345 Chestnut Street
Philadelphia, PA 19107-3496
Age 52

------------------
/1/ This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.

                                                   Principal Occupation
                                 Position with     During Past 5 Years
Name and Address                 the Companies     and Other Affiliations
----------------                 -------------     ----------------------

Frank M. Deutchki                Assistant         Vice President
Chase Global Funds Service Co.   Secretary         Chase Global Funds Service
73 Tremont Street                                  Company. Since February,
Boston, MA  02108-3913                             1989; Senior Vice President
Age 41                                             -- Risk Analysis and
                                                   Avoidance, Putnam Investor
                                                   Services (mutual fund
                                                   group), from October, 1987
                                                   to January, 1989.

John M. Corcoran                 Assistant         Assistant Vice President,
Chase Global Funds Service Co.   Treasurer         Manager of Administration,
73 Tremont Street                                  Chase Global Funds Service
Boston, MA  02108-3913                             Company, since October, 1993;
Age 30                                             Audit Manager, Ernst & Young,
                                                   from August, 1987 to
                                                   September, 1993.


          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Companies. The employees of Chase Global Funds Service Company do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of the Companies. The directors and officers of the Companies as a group own less than 1% of the Shares of each Fund.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.


                                              Pension or
                                              Retirement           Total
                                               Benefits         Compensation
                                              Accrued as     from the Companies
                               Aggregate        Part of          and Fund
    Name of                Compensation from     Fund        Complex/*/ Paid
Person/Position               each Company     Expenses        to Directors
---------------            -----------------  ----------     ------------------

Alfred C. Tannachion            $20,000          None             $40,000
Chairman of the Board,
President and Treasurer

Donald L. Campbell              $15,000          None             $30,000
Director


Joseph H. Dugan                 $15,000          None             $30,000
Director

Wolfe J. Frankl                 $15,000          None             $30,000
Director

Robert A. Robinson              $15,000          None             $30,000
Director

---------------------------

/*/ The "Fund Complex" consists of UST Master Funds, Inc., UST Master Tax-Exempt Funds, Inc. and UST Master Variable Series, Inc. For the year ended March 31, 1995, UST Master Variable Series, Inc. did not pay any directors' fees.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York serves as Investment Adviser to the Funds. In the Investment Advisory Agreements, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          For the fiscal year ended March 31, 1993, Master Tax-Exempt Fund paid the Investment Adviser $908,764 with respect to the IT Tax-Exempt Fund and $381,604 with respect to the LT Tax-Exempt Fund. For the same period, Master Fund paid the Investment Adviser $679,262 with respect to the Managed Income Fund and the Investment Adviser waived fees totalling $174,339 with respect to such Fund. For the period from December 31, 1992 (commencement of operations) to March 31, 1993, Master Tax-Exempt Fund paid the Investment Adviser $2,424 with respect to the Short-Term Tax-Exempt Fund and the Investment Adviser waived fees totalling $10,372 with respect to such Fund. For the same period, Master Fund paid the Investment Adviser $2,504 and $1,945 with respect to the ST Government and IT Income Funds, respectively, and the Investment Adviser waived fees totalling $4,865 and $7,000 with respect to such respective Funds.

          For the fiscal year ended March 31, 1994, the particular Company paid the Investment Adviser advisory fees of $54,640, $137,367, $654,944, $143,413,
$1,052,739 and $426,183 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively, and the Investment Adviser waived advisory fees of $5,489, $439, $177,587, $1,948, $6,157 and $1,779 with respect to such respective Funds.

          For the fiscal year ended March 31, 1995, the particular Company paid the Investment Adviser adivsory fees of $62,036, $142,883, $634,922, $149,283,
$801,081 and $374,134 with respect to the ST Goverment, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, the Investment Adviser waived fees totalling $14,308, $8,255, $121,999, $12,322, $84,360 and $26,819 with respect to the ST
Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

          Chase Global Funds Service Company ("CGFSC") and Federated Administrative Services, an affiliate of the Distributor, jointly serve as the Funds' administrators. Under the Administration Agreements, the administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in all aspects of the Funds' operations.

          Prior to August 1, 1995, administrative services were provided to the Funds by CGFSC and Concord Holding Corporation (collectively, the
"Administrators") under administration agreements having substantially the same terms as the Administration Agreements currently in effect.

          For the fiscal year ended March 31, 1993, Master Tax-Exempt Fund paid the Administrators $405,828 and $119,289 in the aggregate with respect to the IT Tax-Exempt Fund and the LT Tax-Exempt Fund, respectively. For the same period, Master Fund paid the Administrators $177,890 in the aggregate with respect to the Managed Income Fund. For the period from December 31, 1992 (commencement of operations) to March 31, 1993, Master Tax-Exempt Fund paid the Administrators $7,169 in the aggregate with respect to the Short-Term Tax-Exempt Fund. For the same period, Master Fund paid the Administrators $4,663 and $5,277 in the aggregate with respect to the ST Government Fund and the IT Income Fund, respectively.

          For the fiscal year ended March 31, 1994, Master Tax-Exempt Fund paid the Administrators $74,732, $466,189 and $131,739 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and LT Tax-Exempt Fund, respectively, and the Administrators waived fees totalling $519 with respect to the IT Tax-Exempt Fund. For the same period Master Fund paid the Administrators in the aggregate $31,686, $58,869 and $171,157 with respect to the ST Government, IT Income and Managed Income Funds, respectively, and the Administrators waived fees totalling $95 with respect to the Managed Income Fund.

          For the fiscal year ended March 31, 1995, Master Tax-Exempt Fund paid the Administrators $82,797, $386,614 and $123,173 in the aggregate with respect to the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund and the LT Tax-Exempt Fund respectively. For the same period, Master Fund paid the Administrators $39,116, $66,481 and $154,370 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, the Administrators waived fees totalling $2,634, $19, $1,051, $356, $3,455 and $321 with respect to the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

Service Organizations
---------------------

     As stated in the Prospectus, a Company will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses;
(b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by the Companies; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of the Companies' distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from the Companies to Customers; (j) receiving, tabulating and transmitting to the Companies proxies executed by Customers with respect to annual and special meetings of shareholders of the Companies; (k) providing reports (at least monthly, but more frequently if so requested by the Companies' distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and (l) providing or arranging for the provision of such other related services as the Companies or a Customer may reasonably request.

          The Companies' agreements with Service Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Service Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Service Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1995 and 1994, payments to Service Organizations under the Plans totalled $12,678 and $615, $87,815 and $6,676, $27,140 and $1,779, $4,466 and $119, $8,274 and $439, and $28,171 and
$1,537 with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively. Of these respective amounts, $11,475 and $615, $74,979 and $4,947, $25,075 and $1,779,
$3,649 and $119, $8,041 and $439, and $20,247 and $965 were paid to affiliates of U.S. Trust with respect to the Short-Term Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Income and Managed Income Funds, respectively.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their advisory and administrative services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

          If the expenses borne by a Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Investment Adviser and the Administrators will reimburse such Fund for a portion of any such excess to the extent required by such regulations in proportion to the fees received by them in such year up to the amount of fees payable to them, provided, however, to the extent required by such state regulations, the Investment Adviser and the Administrators have agreed to effect such reimbursement regardless of the fees payable to them. The amounts of the above reimbursements, if any, will be estimated, reconciled and paid on a monthly basis. To the Companies' knowledge, of the applicable expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and l 1/2% of average annual net assets in excess of $100 million.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of the Funds' assets. Under the custodian agreements, Chase has agreed to (i) maintain a separate account or accounts for each of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Companies concerning the Funds' operations. Chase is entitled to monthly fees for furnishing custodial services according to the following fee schedule: on the face value of debt securities and the market value of equities, a fee at the annual rate of .05%; on issues held, $50.00 for each physical issue held, $25.00 for each book-entry issue held, and 1/4 of 1% of market value for each foreign issue held; on transactions, $25.00 for each physical transaction, $15.00 for each book-entry transaction, and $50.00 for each foreign security transaction. In addition, Chase is entitled to reimbursement for its out-of-pocket expenses in connection with the above services. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation.

          U.S. Trust also serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Companies concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust. For the services provided by CGFSC, U.S. Trust has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of the Companies' Boards of Directors, the Investment Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' prospectuses for the Funds' portfolio turnover rates.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or markdown. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Investment Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Investment Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, the Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Companies as of the close of their most recent fiscal year. As of March 31, 1995 none of the Funds held any securities of Master Fund's or Master Tax-Exempt Fund's regular brokers or dealers or their parents.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1995 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their reports thereon which appear therein.


                                    COUNSEL
                                    -------

          Drinker Biddle & Reath (of which Mr. McConnel, Secretary of the Companies, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Companies and will pass upon the legality of the Shares offered by the Prospectuses.


                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Generally
---------

          The following supplements the tax information contained in the Prospectus.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          A Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Shares, if the shareholder has not held such Shares for at least six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.


          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Tax-Exempt Funds
----------------

          As stated in their Prospectus, the Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's Shares, equal to the percentage of the total non-capital gain dividends distributed during the shareholder's taxable year that is exempt - interest dividends, is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Funds at the close of their taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time a Fund has held the futures contract (the "40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also are applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules, and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long term and no more than 40 percent of any net loss may be treated as short term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the marking-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of a Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                              *        *        *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

Yields and Performance
----------------------

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the Securities and Exchange Commission for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                             a-b
               Yield = 2 [(-------- + 1)/6/ - 1]
                              cd

          Where:    a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of Shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of

Shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). The Funds' maximum offering price per Share for purposes of the formula will include the maximum sales load imposed by the Funds -- currently 4.50% of the per share offering price. Based on the foregoing calculations, the effective yields for Shares of the IT Tax-Exempt, LT Tax-Exempt, Managed Income, Short-Term Tax-Exempt, IT Income and ST Government Funds for the 30-day period ended March 31, 1995 were 4.43%, 5.48%, 6.44%, 3.95%, 6.38% and 5.88%, respectively.

          The "tax-equivalent" yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yield of the Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1995 were 5.72%, 6.42% and 7.94%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           ERV  /1/n/
                    T = [(-----) - 1]
                            P

               Where:    T =  average annual total return.

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                         P =  hypothetical initial payment of $1,000.

                         n = period covered by the computation, expressed in years.

     Each Fund that advertises an "aggregate total return" computes such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         ERV
             Aggregate Total Return = [(------)] - 1
                                          P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date (reflecting any sales load charged upon such reinvestment), (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV', in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Funds' average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with the purchase of Shares.

          Based on the foregoing calculations, the average annual total returns for Shares of the Short-Term Tax-Exempt Fund, IT Tax-Exempt Fund, LT Tax-Exempt Fund, ST Government Fund, IT Income Fund and Managed Income Fund for the one year period ended March 31, 1995 were (1.21)%, 1.52%, 5.99%, (0.44)%, 0.26% and
(0.58)%, respectively. The average annual total returns for the IT Tax-Exempt Fund, LT Tax-Exempt Fund and Managed Income Fund for the five year period ended March 31, 1995 were 6.40%, 8.69% and 7.91%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the periods from their commencement of operations (December 3, 1985, February 5, 1986, and January 9, 1986, respectively) to March 31, 1995 were 7.69%, 10.67% and 10.10%, respectively. The average annual total returns for the Short-Term Tax-Exempt, IT Income and ST Government Funds for the period from their commencement of operations (December 31, 1992) to March 31, 1995 were 1.32%, 2.00% and 1.51%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company

Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. A Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. A Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

          The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               ----- --------  ------  --------  --- ---- ------
Journal and The New York Times, or in publications of a local or regional
-------     --- --- ---- -----
nature, may also be used in comparing the performance of a Fund.
Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of July 11, 1995 U.S. Trust held of record substantially all of the outstanding Shares in all Funds other than the Managed Income Fund, where it held a majority of the Shares, acting as agent or custodian for its customers, but did not own such Shares beneficially because it did not have discretion to vote or invest such Shares.

          As of July 11, 1995, the name, address and percentage ownership of each person, in addition to U.S. Trust, that beneficially owned 5% or more of the outstanding Shares of the Short-Term Tax-Exempt Fund was as follows: G.L. & J.E. Swenson, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 7.2%.

                                 FINANCIAL STATEMENTS
                                 --------------------

          The Companies' Annual Reports to Shareholders for the fiscal year ended March 31, 1995 (the "Annual Reports") for the fixed income and tax-exempt fixed income portfolios accompany this Statement of Additional Information. The financial statements in the Annual Reports for the ST Government, IT Income, Managed Income, Short-Term Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds (the "Financial Statements") are incorporated in this Statement of Additional Information by reference. The Financial Statements included in the Annual Reports for the fiscal year ended March 31, 1995 have been audited by the Companies' independent auditors, Ernst & Young LLP, whose reports thereon also appear in such Annual Reports and are incorporated herein by reference. The Financial Statements in such Annual Reports have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

          "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                       UST MASTER TAX-EXEMPT FUNDS, INC.

                   New York Intermediate-Term Tax-Exempt Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                 August 1, 1995
                       (as revised on September 1, 1995)


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the New York Intermediate-Term Tax-Exempt Fund (the "Fund"), an investment portfolio of UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund") dated August 1, 1995 (as revised on September 1, 1995) (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Fund ("Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Master Tax-Exempt Fund c/o Chase Global Funds Service Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                  Page
                                                  ----

INVESTMENT OBJECTIVE AND POLICIES...............     1

     Additional Information on Portfolio
       Instruments..............................     1
     Risk Factors Relating to
       New York Municipal Obligations...........     7
     Additional Investment Limitations..........    21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..    22

INVESTOR PROGRAMS...............................    25

     Systematic Withdrawal Plan.................    25
     Exchange Privilege.........................    25
     Other Investor Programs....................    26

DESCRIPTION OF CAPITAL STOCK....................    26

MANAGEMENT OF THE FUND..........................    28

     Directors and Officers.....................    28
     Investment Advisory and Administration
       Agreements...............................    31
     Service Organizations......................    32
     Expenses...................................    33
     Custodian and Transfer Agent...............    34

PORTFOLIO TRANSACTIONS..........................    35

INDEPENDENT AUDITORS............................    37

COUNSEL.........................................    37

ADDITIONAL INFORMATION CONCERNING TAXES.........    37

     Federal....................................    37
     Taxation of Certain Financial Instruments..    40

PERFORMANCE AND YIELD INFORMATION...............    42

MISCELLANEOUS...................................    45

FINANCIAL STATEMENTS............................    46

APPENDIX A                                         A-1

                       INVESTMENT OBJECTIVE AND POLICIES
                       ---------------------------------

          The investment objective of the Fund is to provide New York investors with as high a level of current interest income exempt from Federal income tax, and, to the extent possible, from New York state and New York City personal income taxes, as is consistent with relative stability of principal. Under normal market conditions, at least 80% of the Fund's assets will be invested in Municipal Obligations (as defined in the Prospectus), and at least 65% of the Fund's assets will be invested in New York Municipal Obligations (as defined in the Prospectus). The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus.


Additional Information on Portfolio Instruments
-----------------------------------------------

          Municipal Obligations
          ---------------------

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from general Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax.

          The two principal classifications of Municipal Obligations are "general obligation" and "revenue" issues, but the Fund's portfolio may also include "moral obligation" issues, which are normally issued by special-purpose authorities. There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") described in the Prospectus and Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. United States Trust Company of New York, the Fund's investment adviser ("U.S. Trust" or the "Investment Adviser"), will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information and the Fund's Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, as amended, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Master Tax-Exempt Fund cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from Federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its Investment Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

          Money Market Instruments
          ------------------------

          Certificates of deposit acquired by the Fund within the limits set forth in the Prospectus will be those of (i) domestic branches of U.S. banks which are members of the Federal Reserve System or are insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or (ii) savings and loan associations which are insured by the Savings Association Insurance Fund of the FDIC. (The foregoing limitation does not preclude the Fund from acquiring Municipal Obligations which are backed by letters of credit issued by foreign banks.)

          Tax-exempt commercial paper purchased by the Fund will consist of issues rated at the time of purchase "A-2" or higher by S&P or "Prime-2" or better by Moody's or, if not rated, determined to be of comparable quality by the Investment Adviser. These rating symbols are described in Appendix A hereto.

          Insured Municipal Obligations
          -----------------------------

          The Fund may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations as described in the Prospectus. Although insurance coverage for the Municipal Obligations held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

          When-Issued and Forward Transactions
          ------------------------------------

          When the Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          The Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.

The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Stand-By Commitments
          --------------------

          The Fund may acquire "stand-by commitments" with respect to Municipal Obligations held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Fund intends to enter into "stand-by commitments" only with banks and broker/dealers which, in the Investment Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Investment Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

          Futures Contracts
          -----------------

          The Fund may invest in interest rate futures contracts and municipal bond index futures contracts. Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with the Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Fund is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sale of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Miscellaneous
          -------------

          The Fund may not invest in oil, gas, or mineral leases.

Risk Factors Relating to New York Municipal Obligations
-------------------------------------------------------

          Some of the significant financial considerations relating to the Fund's investment in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

State Economy.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. The recession has been more severe in the State, owing to a significant retrenchment in the financial services industry, cutbacks in defense spending, and an overbuilt real estate market. There can be no assurance that the State economy will not experience worse-than-predicted results in the 1995-96 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991. It stood at 6.9% in 1994. The total employment growth rate in the State has been below the national average since 1984 and is expected to slow to less than 0.5% in 1995. State per capita personal income remains above the national average. State per capita income for 1994 was estimated at $25,999, which is 19.2% above the 1994 estimated national average of $21,809. During the past ten years, total personal income in the State rose slightly faster than the national average only in 1986 through 1989.

State Budget.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State financial plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based upon the State's budget as enacted by the Legislature and signed into law by the Governor (the "1995-96 State Financial Plan").

          The 1995-96 State Financial Plan is the first to be enacted in the administration of the Governor, who assumed office on January 1. It is the first budget in over half a century which proposed and, as enacted, projects an absolute year-over-year decline in disbursements in the General Fund, the State's principal operating fund. Spending for State operations is projected to drop even more sharply, by 4.6%. Nominal spending from all State spending sources (i.e., excluding Federal aid) is proposed to increase by only 2.5% from the
-----
prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0% annually.

          In his executive budget, the Governor indicated that in the 1995-96 fiscal year, the state financial plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts to spur economic growth and provide relief for low and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

          This gap is projected to be closed in the 1995-96 State Financial Plan through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The 1995-96 State Financial Plan projects (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) $2.2 billion in savings from State agency actions to reduce spending on the State workforce, SUNY and CUNY, mental hygiene programs, capital projects, the prison system and fringe benefits; (iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily through a new Quick Draw Lottery game, changes to tax payments schedules, and the sale of assets; and (v) $300 million from reestimates in receipts.

          The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The Division of the Budget estimates that the 1995-96 State Financial Plan contains actions that provide nonrecurring resources or savings totalling approximately $900 million while the State comptroller (the "Comptroller") believes that such amount exceeds $1 billion. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97 in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in the State's fiscal year 1996-97. These include actions to reduce the State workforce, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

          The Division of the Budget and the Comptroller expect that the net impact of these and other factors will produce a potential imbalance in receipts and disbursements in fiscal year 1996-97. The Governor has indicated that in the 1996-97 executive budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

          The 1995-96 State Financial Plan is based on a number of assumptions and projections. Because it is not possible to predict accurately the occurrence of all factors that may affect the 1995-96 State Financial Plan, actual results could differ materially and adversely from projections made at the outset of a fiscal year. There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

Recent Financial Results.  The General Fund is the principal operating fund of
------------------------
the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Fund is projected to be balanced on a cash basis for the 1995-96 fiscal year. Total receipts and transfers from other funds are projected to be $33.110 billion, a decrease of $48 million from total receipts in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.055 billion, a decrease of $344 million from the total amount disbursed in the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1993 included a 1991-92 accumulated deficit in its combined governmental funds of $681 million. Liabilities totalled $12.864 billion and assets of $12.183 billion were available to liquidate these liabilities.

          The State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes. The national recession and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfall in receipts and three budget deficits. For its 1992-93, 1993-94 and 1994-95 fiscal years, however, the State recorded balanced budgets on a cash basis, with substantial fund balances in 1992-93 and 1993-94, and a smaller fund balance in 1994-95.

Debt Limits and Outstanding Debt.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the
                      ----
borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for
continued short-term seasonal borrowing.   The legislation also dedicated
revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State funds dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment can be presented to the voters for their consideration, it must be passed by a separately elected legislature. The amendment must therefore be passed by the newly elected Legislature in 1995 prior to presentation to the voters in November 1995. The amendment was passed by the Senate in June 1995, and the Assembly is expected to pass the amendment shortly.

          On January 13, 1992, Standard & Poor's Corporation ("Standard & Poor's") reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. Standard & Poor's also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, Standard & Poor's revised the rating outlook assessment to stable. On February 14, 1994, Standard & Poor's raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's Investors Service, Inc. ("Moody's") reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipates that its capital programs will be financed, in part, by State and public authorities borrowings in 1995-96. The State expects to issue $248 million in general obligation bonds (including $170 million for purposes of redeeming outstanding bond anticipation notes) and $186 million in general obligation commercial paper. The Legislature has also authorized the issuance of up to $33 million in certificates of participation during the State's 1995-96 fiscal year for equipment purchases and $14 million for capital purposes. These projections are subject to change if circumstances require.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on tax and revenue anticipation notes were $793.3 million for the 1994-95 fiscal year, and are estimated to be $774.4 million for the 1995-96 fiscal year. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 ("Refunding Bonds") to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.4 million for the 1994-95 fiscal year, and are estimated to be $328.2 million for 1995-96. State lease-purchase rental and contractual obligation payments for 1994-95, including State installment payments relating to certificates of participation, were $1.607 billion and are estimated to be $1.641 billion in 1995-96.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation.  Certain litigation pending against New York State or its officers
----------
or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills and a bad debt and charity care allowance on all hospital bills and hospital bills paid by such entities; (7) challenges to certain aspects of petroleum business taxes, and (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data.

          A number of cases have also been instituted against the State challenging the constitutionality of various public authority financing programs.

          In a proceeding commenced on August 6, 1991 (Schulz, et al. v. State
                                                       -----------------------
of New York, et al., Supreme Court, Albany County), petitioners challenge the
-------------------
constitutionality of two bonding programs of the New York State Thruway Authority authorized by Chapters 166 and 410 of the Laws of 1991. In addition, petitioners challenge the fiscal year 1991-92 judiciary budget as having been enacted in violation of Sections 1 and 2 of Article VII of the State Constitution. The defendants' motion to dismiss the action on procedural grounds was denied by order of the Supreme Court dated January 2, 1992. By order dated November 5, 1992, the Appellate Division, Third Department, reversed the order of the Supreme Court and granted defendants' motion to dismiss on grounds of standing and mootness. By order dated September 16, 1993, on motion to reconsider, the Appellate Division, Third Department, ruled that plaintiffs have standing to challenge the bonding program authorized by Chapter 166 of the laws of 1991. The proceeding is presently pending in Supreme Court, Albany County.

          In Schulz, et al. v. State of New York, et al., commenced May 24,
             -------------------------------------------
1993, Supreme Court, Albany County, petitioners challenge, among other things, the constitutionality of, and seek to enjoin, certain highway, bridge and mass transportation bonding programs of the New York State Thruway Authority and the Metropolitan Transportation Authority authorized by Chapter 56 of the Laws of 1993. Petitioners contend that the application of State tax receipts held in dedicated transportation funds to pay debt service on bonds of the Thruway Authority and of the Metropolitan Transportation Authority violates Sections 8 and 11 of Article VII and Section 5 of Article X of the State Constitution and due process provisions of the State and Federal Constitutions. By order dated July 27, 1993, the Supreme Court granted defendants' motions for summary judgment, dismissed the complaint, and vacated the temporary restraining order previously issued. By decision dated October 21, 1993, the Appellate Division, Third Department, affirmed the judgment of the Supreme Court. On June 30, 1994, the Court of Appeals unanimously affirmed the rulings of the trail court and the Appellate Division in favor of the State.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller has developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $30 million in fiscal 1994-95, $63 million in fiscal 1995-96, $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-
99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State
        -----------------    -----------------
entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State is required to make aggregate payments of $351.4 million, of which $90.3 million have been made. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1995-96 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1994, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $675 million.

          Although other litigation is pending against New York State, except as described above, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

Authorities.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1994, date of the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commit-ments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

New York City and Other Localities.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, Standard & Poor's reconfirmed its A-rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor's downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. Under its enabling legislation, MAC's authority to issue bonds and notes (other than refunding bonds and notes) expired on December 31, 1984. Legislation has been passed by the legislature which would, under certain conditions, permit MAC to issue up to $1.465 billion of additional bonds, which are not subject to a moral obligation provision.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          The staffs of OSDC, the Control Board and the City comptroller issue periodic reports on the City's financial plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the financial plan, as modified, by the City and its Covered Organizations (i.e., those which receive or may receive monies from the City directly, indirectly or contingently). OSDC staff reports issued during the mid-1980's noted that the City's budgets benefited from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's workforce and the scope of discretionary and mandated City services. Subsequent OSDC staff reports examined the 1987 stock market crash and the 1989-92 recession, which affected the City's region more severely than the nation, and attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC staff report, the City's economy was slow to recover from the recession and is expected to experience a weak employment situation, and moderate wage and income growth, during the 1995-96 period. Also, reports of OSDC, the Control Board and the City comptroller have variously indicated that many of the City's balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax and fee increases, personnel reduction and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; that the City's proposed gap-closing programs, if implemented, would narrow future budget gaps; that these programs tend to rely heavily on actions outside the direct control of the City; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to increase revenues and/or reduce expenditures. According to the most recent staff reports of OSDC, the Control Board and the comptroller, during the four-year period covered by the current financial plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations and city council, as well as the state and federal governments, among others, and there can be no assurance that such approval can be obtained.

          On February 14, 1995, the Mayor released the preliminary budget for the City's 1996 fiscal year, which addressed a projected $2.7 billion budget gap. Most of the gap-closing initiatives may be implemented only with the cooperation of the City's municipal unions, or the State or federal governments.

          New York City officials estimated that the final State budget, enacted by the Legislature on June 7, 1995, would result in a $670 million shortfall from the $1.1 billion in additional state aid the Mayor had sought in order to close the City's projected deficit. The City may have to take drastic actions to balance its budget in the wake of such shortfall.

          Although the City has balanced its budget since 1981, estimates of the City's revenues and expenditures, which are based on numerous assumptions, are subject to various uncertainties. If expected federal or State aid is not forthcoming, if unforeseen developments in the economy significantly reduce revenues derived from economically sensitive taxes or necessitate increased expenditures for public assistance, if the City should negotiate wage increases for its employees greater than the amounts provided for in the City's financial plan or if other uncertainties materialize that reduce expected revenues or increase projected expenditures, then, to avoid operating deficits, the City may be required to implement additional actions, including increases in taxes and reductions in essential City services. The City might also seek additional assistance from New York State.

          The City requires certain amounts of financing for seasonal and capital spending purposes. The City has issued $1.75 billion of notes for seasonal financing purposes during fiscal year 1994. The City's capital financing program projected long-term financing requirements of approximately $17 billion for the City's fiscal years 1995 through 1998. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing. In addition to financing for new purposes, the City and the New York City Municipal Water Finance Authority have issued refunding bonds totalling $1.8 billion in fiscal year 1994.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the projections of the State's receipts and disbursements in the State's 1995-96 fiscal year.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Fund is subject to the following investment limitations, which may be changed only by a vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus).

          The Fund may not:

          1. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          2. Purchase securities on margin, make short sale of securities, or maintain a short position; provided that the Fund may enter into futures contracts and futures options;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting;

          4. Purchase or sell real estate, except that the Fund may invest in Municipal Obligations secured by real estate or interests therein;

          5. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Fund may enter into futures contracts and futures options;

          6. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that the Fund may enter into futures contracts and futures options;

          7. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation; and

          8. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; provided that the Fund may enter into futures contracts and futures options.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks and qualified banks, savings and loan associations, broker/dealers, and other institutions ("Shareholder Organizations") that have entered into servicing agreements with the Company. Shares are also sold directly to institutional investors ("Institutional Investors") and members of the general public ("Direct Investors", and collectively with Institutional Investors, "Investors"). Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Fund are offered for sale with a maximum sales charge of 4.50%. An illustration of the computation of the offering price per share of the Fund, using the value of the Fund's net assets and number of outstanding securities at the close of business on March 31, 1995, is as follows:


                              New York Intermediate -
                              Term Tax-Exempt Fund
                              ------------------------
Net Assets..................       $ 87,163,531
Outstanding Shares..........         10,578,215

Net Asset Value Per Share...       $       8.24

Sales Charge (4.50% of the
offering price).............       $        .39

Offering to Public..........       $       8.63


          As stated in the Prospectus, the sales load described above will not be applicable to: (a) purchases of Shares by customers of the Investment Adviser or its affiliates; (b) trust, agency or custodial accounts opened through the trust department of a bank, trust company or thrift institution, provided that appropriate notification of such status is given at the time of investment; (c) companies, corporations and partnerships (excluding full service broker/dealers and financial planners, registered investment advisers and depository institutions not covered by the exemptions in (d) and (e) below); (d) financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers; (e) purchases of Shares by depository institutions for their own account as principal; (f) exchange transactions (described below under "Investor Programs -- Exchange Privilege") where the Shares being exchanged were acquired in connection with the distribution of assets held in trust, agency or custodial accounts maintained with the trust department of a bank; (g) corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh accounts) sponsored by the Distributor and IRA accounts sponsored by the Investment Adviser; (h) company-sponsored employee pension or retirement plans making direct investments in the Fund; (i) purchases of Shares by officers, trustees, directors, employees, former employees and retirees of Master Tax-Exempt Fund, UST Master Funds, Inc. ("Master Fund"), the Investment Adviser, the Distributor or of any direct or indirect affiliate of any of them; (j) purchases of Shares by all beneficial shareholders of the Master Tax-Exempt Fund or Master Fund as of May 22, 1989;
(k) purchases of Shares by investment advisers registered under the Investment Advisers Act of 1940 for their customers through an omnibus account established with United States Trust Company of New York; (l) purchases of Shares by directors, officers and employees of brokers and dealers selling shares pursuant to a selling agreement with Master Tax-Exempt Fund or Master Fund; (m) purchases of shares by investors who are members of affinity groups serviced by USAffinity Investment Limited Partnership; and (n) customers of certain financial institutions who purchase shares through a registered representative of UST Financial

Services, Corp. on the premises of their financial institutions. In addition, no sales load is charged on the reinvestment of dividends or distributions or in connection with certain share exchange transactions. Investors who have previously redeemed shares in a portfolio of Master Fund or Master Tax-Exempt Fund on which a sales load has been paid also have a one-time privilege of purchasing shares of another portfolio of either company at net asset value without a sales charge, provided that such privilege will apply only to
                        --------
purchases made within 30 calendar days from the date of redemption and only with respect to the amount of the redemption.

          Total sales charges paid by shareholders of the New York Intermediate-Term Tax-Exempt Fund for the fiscal years ended March 31, 1995, 1994 and 1993 were $0, $2,243 and $3,048, respectively. Of these amounts, UST Distributors, Inc., the Fund's former distributor, retained $0, $1,750 and $915, respectively. The balance was paid to selling dealers.

          Master Tax-Exempt Fund may suspend the right of redemption or postpone the date of payment for Shares for more than seven days during any period when
(a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market price of the Fund's portfolio securities.

          Master Tax-Exempt Fund reserves the right to honor any request for redemption or repurchase of the Fund's Shares by making payment in whole or in part in securities chosen by Master Tax-Exempt Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under limited circumstances, Master Tax-Exempt Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide
                                                         ---------
reorganization or statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.


                               INVESTOR PROGRAMS
                               -----------------


Systematic Withdrawal Plan
--------------------------

          An Investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;

     (2)  A fixed-share withdrawal;

     (3) A fixed-percentage withdrawal (based on the current value of the account); or

     (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Shares with Chase Global Funds Service Company, the Fund's sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares. Amounts paid to Investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the Fund.


Exchange Privilege
------------------

          Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for Shares of any other portfolio of Master Fund or Master Tax-Exempt Fund (collectively, the "Companies"). Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies reserve the right to limit the number of exchange requests of Investors and Customers of

Shareholder Organizations to no more than six per year. The Companies may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program.


                          DESCRIPTION OF CAPITAL STOCK
                          ----------------------------

          Master Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to 14 billion full and fractional shares of capital stock and to classify or reclassify any unissued shares of Master Tax-Exempt Fund into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Master Tax-Exempt Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of Master Tax-Exempt Fund's portfolios, of any general assets of Master Tax-Exempt Fund not belonging to any particular portfolio of Master Tax-Exempt Fund which are available for distribution. In the event of a liquidation or dissolution of Master Tax-Exempt Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Master Tax-Exempt Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the outstanding shares of Master Tax-Exempt Fund may elect all of Master Tax-Exempt Fund's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Master Tax-Exempt Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of Master Tax-Exempt Fund voting without regard to class.

          Master Tax-Exempt Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to
(a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of Master Tax-Exempt Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund to be redeemed at their net asset value or converted into shares of another class of Master Tax-Exempt Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Master Tax-Exempt Fund's Common Stock (or of the Shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Master Tax-Exempt Fund's Charter, Master Tax-Exempt Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Master Tax-Exempt Fund voting without regard to class.


                             MANAGEMENT OF THE FUND
                             ----------------------


Directors and Officers
----------------------

          The directors and executive officers of Master Tax-Exempt Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                               Position with     Principal Occupation
                               Master Tax-       During Past 5 Years and
Name and Address               Exempt Fund       Other Affiliations
----------------               -----------       -----------------------

Alfred C. Tannachion/1/        Chairman of the   Retired.
1135 Hyde Park Court           Board, President
Mahwah, NJ  07430              and Treasurer
Age 69

Donald L. Campbell             Director          Retired; Senior Vice
333 East 69th Street                             President, Royal Insurance
Apt. 10-H                                        Company, Inc., until
New York, NY  10021                              August, 1989; Director,
Age 69                                           Royal Life Insurance Co. of
                                                 N.Y.

Joseph H. Dugan                Director          Retired; President, CEO and
913 Franklin Lake Road                           Director, L.B. Foster
Franklin Lakes, NJ  07417                        Company (tubular products),
Age 70

____________________

1. This director is considered to be an "interested person" of Master Fund as defined in the 1940 Act.


                               Position with     Principal Occupation
                               Master Tax-       During Past 5 Years and
Name and Address               Exempt Fund       Other Affiliations
----------------               -----------       -----------------------

                                                 from September, 1987 until
                                                 May, 1990; Executive Vice
                                                 President and COO, L.B. Foster
                                                 Company, from September, 1986
                                                 until September, 1987; Senior
                                                 Vice President--Finance, Chief
                                                 Financial Officer and Director,
                                                 Todd Shipyards Corporation,
                                                 prior to January 3, 1986.

Wolfe J. Frankl                Director          Retired; Director; Deutsche
40 Gooseneck Lane                                Bank Financial, Inc.;
Charlottesville, VA  22903                       Director, The Harbus
Age 74                                           Corporation; Trustee,
                                                 Mariner Funds Trust.

Robert A. Robinson             Director          President Emeritus, The
Church Pension Fund                              Church Pension Fund and its
800 Second Avenue                                affiliated companies, since
New York, NY  10017                              1968; Trustee, Mariner
Age 69                                           Funds Trust; Trustee, H.B.
                                                 and F.H. Bugher Foundation
                                                 and Director of its wholly-
                                                 owned subsidiaries--
                                                 Rosiclear Lead and
                                                 Flourspar Mining Co. and
                                                 The Pigmy Corporation;
                                                 Director, Morehouse
                                                 Publishing Co.

W. Bruce McConnel, III         Secretary         Partner of the law firm of
1345 Chestnut Street                             Drinker Biddle & Reath
Philadelphia, PA  19107-
3496
Age 52

Frank M. Deutchki              Assistant         Vice President, Chase Global
Chase Global Funds Service Co. Secretary         Funds Service Company since
73 Tremont Street                                February, 1989; Senior Vice
Boston, MA  02108-3913                           President--Risk Analysis
Age 41                                           and Avoidance, Putnam
                                                 Investor Services (mutual
                                                 fund group), from October,
                                                 1987 to January, 1989.

John M. Corcoran               Assistant         Assistant Vice President,
Chase Global Funds Service Co. Treasurer         Manager of Administration,
73 Tremont Street                                Chase Global Funds Service
Boston, MA  02108-3913                           Company, since October,
Age 30                                           1993; Audit Manager, Ernst
                                                 & Young, from August, 1987
                                                 to September, 1993.

          Each director of Master Tax-Exempt Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to Master Tax-Exempt Fund. The employees of Chase Global Funds Service Company do not receive any compensation from Master Tax-Exempt Fund for acting as officers of Master Tax-Exempt Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Master Tax-Exempt Fund. The directors and officers of Master Tax-Exempt Fund as a group own less than 1% of the Shares of the Fund.

          The following chart provides certain information about the fees received by Master Tax-Exempt Fund's directors in the most recently completed fiscal year.


                                                   Pension or
                                                   Retirement        Total
                                                    Benefits   Compensation from
                                    Aggregate      Accrued as  Master Tax-Exempt
                                Compensation from   Part of      Fund and Fund
         Name of                Master Tax-Exempt     Fund      Complex/*/ Paid
     Person/Position                  Fund          Expenses     to Directors
     ---------------            -----------------  ----------  -----------------

     Alfred C. Tannachion            $20,000          None          $40,000
     Chairman of the Board,
     President and Treasurer

     Donald L. Campbell              $15,000          None          $30,000
     Director

     Joseph H. Dugan                 $15,000          None          $30,000
     Director

     Wolfe J. Frankl                 $15,000          None          $30,000
     Director

     Robert A. Robinson
     Director                        $15,000          None          $30,000

---------------------------

/*/ The "Fund Complex" consists of UST Master Funds, Inc., UST Master Tax-Exempt Funds, Inc. and UST Master Variable Series, Inc. For the fiscal year ended March 31, 1995, UST Master Variable Series, Inc. did not pay any directors' fees.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York serves as Investment Adviser to the Fund. In the Investment Advisory Agreement, U.S. Trust has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund. For the fiscal years ended March 31, 1993, 1994 and 1995, Master Tax-Exempt Fund paid the Investment Adviser $350,352, $505,148 and $449,781, respectively, with respect to the Fund. For the fiscal years ended March 31, 1995 and 1994, the Investment Adviser waived fees totalling $17,901 and $1,351 with respect to the Fund.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of this agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Service Company ("CGFSC") and Federated Administrative Services, an affiliate of the Distributor, jointly serve as the Fund's administrators. Under the Administration Agreement, the administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses of the Fund. The administrators prepare semiannual reports to the Securities and Exchange Commission, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in all aspects of the Fund's operations.

          Prior to August 1, 1995, administrative services were provided by CGFSC and Concord Holding Corporation (collectively, the "Administrators") under an administration agreement having substantially the same terms as the Administration Agreements currently in effect. For the fiscal years ended March 31, 1993, 1994 and 1995, Master Tax-Exempt Fund paid the Administrators

$109,520, $156,257 and $144,024, respectively in the aggregate with respect to the Fund. For the fiscal year ended March 31, 1995, the Administrators waived fees totalling $22 in the aggregate with respect to the Fund.


Service Organizations
---------------------

          As stated in the Prospectus, Master Tax-Exempt Fund will enter into agreements with Service Organizations. Such shareholder servicing agreements will require the Service Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment (on an annualized basis) of up to .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Service Organization. Such services may include: (a) assisting Customers in designating and changing dividend options, account designations and addresses;
(b) providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records, as may reasonably be requested from time to time by Master Tax-Exempt Fund; (c) assisting in processing purchases, exchange and redemption transactions; (d) arranging for the wiring of funds; (e) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (f) verifying and guaranteeing Customer signatures in connection with redemption orders, transfers among and changes in Customer-designated accounts; (g) providing periodic statements showing a Customer's account balances and, to the extent practicable, integrating of such information with information concerning other client transactions otherwise effected with or through the Service Organization; (h) furnishing on behalf of Master Tax-Exempt Fund's distributor (either separately or on an integrated basis with other reports sent to a Customer by the Service Organization) periodic statements and confirmations of all purchases, exchanges and redemptions of Shares in a Customer's account required by applicable federal or state law; (i) transmitting proxy statements, annual reports, updating prospectuses and other communications from Master Tax-Exempt Fund to Customers; (j) receiving, tabulating and transmitting to Master Tax-Exempt Fund proxies executed by Customers with respect to annual and special meetings of shareholders of Master Tax-Exempt Fund; (k) providing reports (at least monthly, but more frequently if so requested by Master Tax-Exempt Fund's distributor) containing state-by-state listings of the principal residences of the beneficial owners of the Shares; and
(l) providing or arranging for the provision of such other related services as Master Tax-Exempt Fund or a Customer may reasonably request.

          Master Tax-Exempt Fund's agreements with Service Organizations are governed by an Administrative Services Plan

(the "Plan") adopted by Master Tax-Exempt Fund. Pursuant to the Plan, Master Tax-Exempt Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Master Tax-Exempt Fund's agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations will be approved annually by a majority of Master Tax-Exempt Fund's directors, including a majority of the directors who are not "interested persons" of Master Tax-Exempt Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Master Tax-Exempt Fund's arrangements with Service Organizations must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors). So long as Master Tax-Exempt Fund's arrangements with Service Organizations are in effect, the selection and nomination of the members of Master Tax-Exempt Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Master Tax-Exempt Fund will be committed to the discretion of such non-interested Directors.

          For the fiscal years ended March 31, 1995 and 1994, payments to Service Organizations totalled $17,923 and $1,351, respectively, with respect to the New York Intermediate-Term Tax-Exempt Fund, of which $17,458 and $1,351, respectively, was paid to affiliates of U.S. Trust.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators will bear all expenses in connection with the performance of their advisory and administrative services. The Fund will bear the expenses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Master Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

          If the expenses borne by the Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Investment Adviser and the Administrators will reimburse the Fund for a portion of any such excess to the extent required by such regulations in proportion to the fees received by them in such year up to the amount of the fees payable to them, provided, however, to the extent required by such state regulations, the Investment Adviser and the Administrators have agreed to effect such reimbursement regardless of the fees payable to them. The amounts of the above reimbursements, if any, will be estimated, reconciled and paid on a monthly basis. To Master Tax-Exempt Fund's knowledge, of the applicable expense limitations in effect on the date of this Statement of Additional Information, none is more restrictive than the following: 2 1/2% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets and 1/2% of average annual net assets in excess of $100 million.

Custodian and Transfer Agent
----------------------------

          The Chase Manhattan Bank, N.A. ("Chase") serves as custodian of the Fund's assets. Under the custodian agreement, U.S. Trust has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to Master Tax-Exempt Fund's Board of Directors concerning the Fund's operations. Chase is entitled to monthly fees for furnishing custodial services according to the following fee schedule: on the face value of debt securities and the market value of equity securities, a fee at the annual rate of .05%; on issues held, $50.00 for each physical issue held, $25.00 for each book-entry issue held and 1/4 of 1% of market value for each foreign issue held; on transactions, $25.00 for each physical transaction, $15.00 for each book-entry transaction and $50.00 for each foreign security transaction. In addition, U.S. Trust is entitled to reimbursement for its out-of-pocket expenses in connection with the above services. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund, with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

          U.S. Trust also serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Master Tax-Exempt Fund concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

          U.S. Trust may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust. For the services provided by CGFSC, U.S. Trust has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Master Tax-Exempt Fund for any of its sub-transfer agency services.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

          Subject to the general control of Master Tax-Exempt Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities.

          The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Fund's turnover rate may be higher than that of many other investment companies with similar investment objectives and policies. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Fund's prospectus for the Fund's portfolio turnover rates.

          Securities purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreement provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Master Tax-Exempt Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Master Tax-Exempt Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the fixed-income market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fee payable by the Fund. Such information may be useful to the Investment Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Fund.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.


                              INDEPENDENT AUDITORS
                              --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Master Tax-Exempt Fund. The Fund's Financial Highlights included in the Prospectus and the financial statements for the period ended March 31, 1995 incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP for the periods included in their report thereon which appears therein.

                                    COUNSEL
                                    -------

          Drinker Biddle & Reath (of which Mr. McConnel, Secretary of Master Tax-Exempt Fund, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to Master Tax-Exempt Fund and will pass upon the legality of the Shares offered by the Prospectus.



                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

Federal
-------

          The following supplements the tax information contained in the Prospectus.

          The Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and has qualified and intends to continue to qualify as a regulated investment company. If, for any reason, the Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          As stated in the Prospectus, the Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund will not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Fund will notify its shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund for such year.

          A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry the Shares, equal to the percentage of the total non-capital gain dividends distributed during the shareholder's taxable year that is exempt-interest dividends, is not deductible for income tax purposes. In addition, if a shareholder holds Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

          Any net long-term capital gains realized by the Fund will be distributed at least annually. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Shares. Such distributions will be designated as a capital gain dividend in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.


          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

Taxation of Certain Financial Instruments
-----------------------------------------

          Generally, futures contracts held by the Fund at the close of the Fund's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss, without regard to the length of time the Fund has held the futures contract (the "40%- 60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which will also be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, and loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from positions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

          The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "30% test"): (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to futures contracts, forward contracts, options on futures contracts, and other financial instruments subject to the marking-to-market rules described above, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option, or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract, option or instrument is acquired and the termination date. Increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the 30% test is met.

                            *          *          *

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          The Fund may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                                a-b
                   Yield = 2 [(----- + 1)/6/ - 1]
                                 cd

     Where:    a =  dividends and interest earned during the period.

          b =  expenses accrued for the period (net of reimbursements).

          c = average daily number of Shares outstanding that were entitled to receive dividends.

          d =  maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). The Fund's maximum offering price per Share for purposes of the formula will include the maximum sales load imposed by the Fund -- currently 4.50% of the per share offering price. Based on the foregoing calculations, the Fund's standardized effective yield for the 30-day period ended March 31, 1995 was 4.14%.

          The "tax-equivalent" yield of the Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from Federal income tax. Tax-equivalent yields assume the payment of Federal income taxes at a rate of 31%.

          Based on the foregoing calculation, the tax-equivalent yield of the Fund for the 30-day period ended March 31, 1995 was 6.00%.

          The Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                      ERV  /1/n/
               T = [(-----) - 1]
                       P

     Where:    T =  average annual total return.

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          P =  hypothetical initial payment of $1,000.

          n =  period covered by the computation, expressed in years.

          The calculation is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date

(reflecting any sales load charged upon such reinvestment), (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. In addition, the Fund's average annual total return and aggregate total return quotations will reflect the deduction of the maximum sales load charged in connection with the purchase of Shares. The Fund's average annual total return for Shares for the period from commencement of operations (May 31, 1990) to March 31, 1995 and for the one year period ended March 31, 1995 were 5.60% and 1.35%, respectively.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

          The total return and yield of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes,
                                                    ----- --------  ------
Barron's, The Wall Street Journal and The New York Times, or in publications of
--------  --- ---- ------ -------     --- --- ---- -----
a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciations of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Master Tax-Exempt Fund not belonging to a particular portfolio of Master Tax-Exempt Fund. In determining the net asset value of the Fund's Shares, assets belonging to the Fund allocable to Shares are charged with the direct liabilities of the Fund allocable to Shares and with a share of the general liabilities of Master Tax-Exempt Fund which are normally allocated in proportion to the relative asset values of Master Tax-Exempt Fund's portfolios at the time of allocation. Subject to the provisions of Master Tax-Exempt Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to the Fund, are conclusive.

          As of July 11, 1995, U.S. Trust held of record substantially all of the outstanding Shares of the Fund as agent or custodian for its customers, but did not own such Shares beneficially because it did not have discretion to vote or invest such Shares.

                              FINANCIAL STATEMENTS
                              --------------------

          Master Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1995 (the "Annual Report") for the tax-exempt fixed income portfolios accompanies this Statement of Additional Information. The financial statements for the New York Intermediate-Term Tax-Exempt Fund in the Annual Report (the "Financial Statements") are incorporated in this Statement of Additional Information by reference. The Financial Statements included in the Annual Report for the fiscal year ended March 31, 1995 have been audited by Master Tax-Exempt Fund's independent auditors, Ernst & Young LLP, whose report thereon also appears in such Annual Report and is incorporated herein by reference. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. Additional copies of the Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" -Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

          "AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.


          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.